                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09081

Morgan Stanley International Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INTERNATIONAL FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the year ended October 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED OCTOBER 31, 2005

                                         MORGAN
                                        STANLEY
                                        CAPITAL
                                       INTERNA-             LIPPER
                                         TIONAL      INTERNATIONAL
                                         (MSCI)          LARGE-CAP
                                           EAFE         CORE FUNDS
CLASS A   CLASS B   CLASS C   CLASS D     INDEX(1)           INDEX(2)
  17.65%    16.88%    16.81%    18.03%    18.09%             17.64%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

For the 12-month period ended October 31, 2005, international equity markets (as measured by the MSCI EAFE Index) gained 15.3 percent in local currency and 18.1 percent in U.S. dollars. Throughout most of the period, monetary tightening in the United States and high oil prices were a source of concern for the global markets. More recently, renewed worries about inflation weighed on equities and bonds.

One developed market that proved somewhat impervious to these factors was Japan, which charged ahead in the final months of the reporting period. A nascent recovery in real estate, firming corporate profitability, improved quality of banks' balance sheets, rising employment and a clear popular mandate for change were among the factors supporting the surge in Japanese equities. While not matching the impressive gains of Japan, Europe and the United Kingdom provided solid returns for the period. Despite pockets of weakness and country-specific political uncertainty, European economic numbers and business sentiment were generally better than expected. In contrast, the Asia ex-Japan region lagged, with Hong Kong and Singapore posting disappointing returns.

The U.S. dollar was strong versus the euro, the U.K. sterling and the Japanese yen. This dollar strength hurt U.S. dollar-based international investors.

PERFORMANCE ANALYSIS

Morgan Stanley International Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index for the 12 months ended October 31, 2005, assuming no deduction of applicable sales charges. Class A and Class D shares outperformed the Lipper International Large-Cap Core Funds Index while Class B and Class C shares underperformed this Index for the 12 months ended October 31, 2005, assuming no deduction of applicable sales charges. The most significant positive contributors to the Fund's performance were its overweighted positions versus the MSCI benchmark in Japan and in Japanese financial stocks. In contrast, significant detractors were above-benchmark allocations to Germany, Hong Kong and Singapore.

Our investment strategy during these 12 months was fairly constant. The Fund maintained overweightings versus the MSCI benchmark in Asia (particularly Japan) and in the materials and energy sectors. As of the end of the reporting period, our analysis suggests that continued Japanese corporate and fiscal restructuring, strong anticipated growth from China, and steady U.S. economic growth may help Japanese equities move higher. In contrast, the Fund was underweighted in both the United Kingdom and the euro bloc. Although we believe there are many positive fundamentals in the Europe ex-U.K. region, we are vigilant of the growing potential for policy error. While the MSCI EAFE Index comprises only developed markets, the Fund included exposure to emerging markets. At the end of the period, emerging markets represented approximately 4 percent of assets, with positions in Brazil, Mexico, Poland, Russia and Turkey.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

BP PLC                                       2.0%
Toyota Motor Corp.                           2.0
HSBC Holdings PLC                            1.4
Mitsubishi UFJ Financial Group, Inc.         1.4
Vodafone Group PLC                           1.4
GlaxoSmithKline PLC                          1.4
Total S.A.                                   1.3
Nestle S.A. (Registered Shares)              1.2
Novartis AG (Registered Shares)              1.2
Royal Dutch Shell PLC (A Shares)             1.2

TOP FIVE COUNTRIES

Japan                                       30.5%
United Kingdom                              20.7
France                                       7.5
Germany                                      6.3
Switzerland                                  5.8

DATA AS OF OCTOBER 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN A DIVERSIFIED PORTFOLIO OF INTERNATIONAL COMMON STOCKS AND OTHER EQUITY SECURITIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., USES A "TOP-DOWN" APPROACH THAT EMPHASIZES COUNTRY AND SECTOR SELECTION AND WEIGHTINGS OVER INDIVIDUAL STOCK SELECTION.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S

E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT

($ IN THOUSANDS)

                CLASS A^     CLASS B^     CLASS C^     CLASS D^   MSCI EAFE INDEX(1)   LIPPER INT'L LARGE-CAP CORE FUNDS INDEX(2)
               ---------    ---------    ---------    ---------   ------------------   ------------------------------------------
28-Jun-1999   $    9,475   $   10,000   $   10,000   $   10,000      $   10,000                      $   10,000
31-Jul-1999   $    9,608   $   10,130   $   10,130   $   10,140      $   10,243                      $   10,273
31-Oct-1999   $   10,015   $   10,550   $   10,550   $   10,580      $   10,773                      $   10,766
31-Jan-2000   $   10,603   $   11,140   $   11,140   $   11,200      $   11,375                      $   12,236
30-Apr-2000   $   10,631   $   11,150   $   11,150   $   11,240      $   11,496                      $   12,385
31-Jul-2000   $   10,356   $   10,850   $   10,850   $   10,960      $   11,165                      $   12,346
31-Oct-2000   $    9,750   $   10,190   $   10,190   $   10,320      $   10,461                      $   11,446
31-Jan-2001   $    9,674   $   10,089   $   10,089   $   10,250      $   10,421                      $   11,511
30-Apr-2001   $    9,064   $    9,435   $    9,435   $    9,607      $    9,622                      $   10,630
31-Jul-2001   $    8,454   $    8,781   $    8,781   $    8,964      $    8,741                      $    9,711
31-Oct-2001   $    7,765   $    8,042   $    8,042   $    8,225      $    7,853                      $    8,726
31-Jan-2002   $    7,599   $    7,862   $    7,862   $    8,066      $    7,755                      $    8,754
30-Apr-2002   $    8,164   $    8,422   $    8,432   $    8,664      $    8,287                      $    9,387
31-Jul-2002   $    7,235   $    7,451   $    7,461   $    7,682      $    7,262                      $    8,209
31-Oct-2002   $    6,761   $    6,944   $    6,955   $    7,181      $    6,815                      $    7,789
31-Jan-2003   $    6,506   $    6,680   $    6,682   $    6,918      $    6,598                      $    7,495
30-Apr-2003   $    6,731   $    6,892   $    6,904   $    7,157      $    6,939                      $    7,817
31-Jul-2003   $    7,354   $    7,514   $    7,517   $    7,817      $    7,720                      $    8,659
31-Oct-2003   $    8,202   $    8,369   $    8,374   $    8,737      $    8,658                      $    9,564
31-Jan-2004   $    9,102   $    9,263   $    9,271   $    9,694      $    9,677                      $   10,635
30-Apr-2004   $    9,082   $    9,231   $    9,249   $    9,683      $    9,730                      $   10,553
31-Jul-2004   $    8,947   $    9,072   $    9,090   $    9,541      $    9,653                      $   10,285
31-Oct-2004   $    9,505   $    9,613   $    9,632   $   10,133      $   10,289                      $   11,004
31-Jan-2005   $   10,295   $   10,395   $   10,408   $   10,982      $   11,263                      $   11,952
30-Apr-2005   $   10,190   $   10,278   $   10,291   $   10,882      $   11,185                      $   11,879
31-Jul-2005   $   10,577   $   10,650   $   10,664   $   11,315      $   11,687                      $   12,472
31-Oct-2005   $   11,183   $   11,236   $   11,251   $   11,960      $   12,150                      $   12,945

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2005

                         CLASS A SHARES*      CLASS B SHARES**    CLASS C SHARES+      CLASS D SHARES++
                        (SINCE 06/28/99)     (SINCE 06/28/99)    (SINCE 06/28/99)     (SINCE 06/28/99)
SYMBOL                            INLAX                INLBX               INLCX                INLDX
1 YEAR                            17.65%(3)            16.88%(3)           16.81%(3)            18.03%(3)
                                  11.48(4)             11.88(4)            15.81(4)                --
5 YEARS                            2.78(3)              1.97(3)             2.00(3)              2.99(3)
                                   1.68(4)              1.60(4)             2.00(4)                --
SINCE INCEPTION                    2.65(3)              1.85(3)             1.88(3)              2.86(3)
                                   1.78(4)              1.85(4)             1.88(4)                --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/05 - 10/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                           05/01/05 -
                                                                     05/01/05          10/31/05             10/31/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (9.74% return)                                               $   1,000.00     $   1,097.40          $    7.03
Hypothetical (5% annual return before expenses)                     $   1,000.00     $   1,018.50          $    6.77

CLASS B
Actual (9.33% return)                                               $   1,000.00     $   1,093.30          $   10.97
Hypothetical (5% annual return before expenses)                     $   1,000.00     $   1,014.72          $   10.56

CLASS C
Actual (9.34% return)                                               $   1,000.00     $   1,093.40          $   10.98
Hypothetical (5% annual return before expenses)                     $   1,000.00     $   1,014.72          $   10.56

CLASS D
Actual (9.91% return)                                               $   1,000.00     $   1,099.10          $    5.71
Hypothetical (5% annual return before expenses)                     $   1,000.00     $   1,019.76          $    5.50

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.33%, 2.08%, 2.08% AND 1.08% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  COMMON STOCKS (97.4%)

                  AUSTRALIA^ (3.8%)
                  ALUMINUM
         63,489   Alumina Ltd.                                                        $       275,331
                                                                                      ---------------
                  BEVERAGES: ALCOHOLIC
         53,861   Foster's Group Ltd.                                                         234,060
                                                                                      ---------------
                  BEVERAGES: NON-ALCOHOLIC
         13,775   Coca-Cola Amatil Ltd.                                                        78,852
                                                                                      ---------------
                  BIOTECHNOLOGY
          2,542   CSL Ltd.                                                                     71,508
                                                                                      ---------------
                  BUILDING PRODUCTS
         52,983   CSR Ltd.                                                                    116,103
                                                                                      ---------------
                  CASINO/GAMING
         10,705   TABCORP Holdings Ltd.                                                       128,318
                                                                                      ---------------
                  CHEMICALS: MAJOR DIVERSIFIED
         15,675   Orica Ltd.                                                                  225,068
                                                                                      ---------------
                  CONSTRUCTION MATERIALS
         32,661   Boral Ltd.                                                                  185,363
         26,116   James Hardie Industries NV                                                  166,501
         52,107   Rinker Group Ltd.                                                           591,321
                                                                                      ---------------
                                                                                              943,185
                                                                                      ---------------
                  CONTAINERS/PACKAGING
         49,299   Amcor Ltd.                                                                  247,421
                                                                                      ---------------
                  ENGINEERING & CONSTRUCTION
          6,362   Leighton Holdings Ltd.                                                       72,756
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
         35,087   AMP Ltd.                                                                    191,871
          5,514   Macquarie Bank Ltd.                                                         268,002
         14,549   Suncorp-Metway Ltd.                                                         210,297
                                                                                      ---------------
                                                                                              670,170
                                                                                      ---------------
                  FOOD RETAIL
         28,340   Coles Myer Ltd.                                                             212,982
         26,481   Woolworths Ltd.                                                             323,851
                                                                                      ---------------
                                                                                              536,833
                                                                                      ---------------
                  GAS DISTRIBUTORS
         12,269   Australian Gas Light Co. Ltd.                                               139,228
        139,194   Origin Energy Ltd.                                                          699,806
                                                                                      ---------------
                                                                                              839,034
                                                                                      ---------------
                  HOSPITAL/NURSING MANAGEMENT
         23,756   Mayne Group Ltd.                                                    $        92,920
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
          4,915   Ansell Ltd.                                                                  38,787
          9,914   Wesfarmers Ltd.                                                             265,413
                                                                                      ---------------
                                                                                              304,200
                                                                                      ---------------
                  INVESTMENT TRUSTS/MUTUAL FUNDS
         59,709   Macquarie Infrastructure Group
                   (Stapled Securities)**                                                     153,692
                                                                                      ---------------
                  MAJOR BANKS
         38,149   Australia and New Zealand
                   Banking Group Ltd.                                                         673,825
         31,523   Commonwealth
                   Bank of Australia                                                          918,102
         42,208   National Australia Bank Ltd.                                              1,044,598
         44,581   Westpac Banking Corp.                                                       693,614
                                                                                      ---------------
                                                                                            3,330,139
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
         56,951   Telstra Corp., Ltd.                                                         179,211
                                                                                      ---------------
                  MEDICAL/NURSING SERVICES
          3,619   Sonic Healthcare Ltd.                                                        39,690
                                                                                      ---------------
                  MISCELLANEOUS COMMERCIAL
                  SERVICES
         26,119   Brambles Industries Ltd.                                                    165,603
                                                                                      ---------------
                  MULTI-LINE INSURANCE
         44,840   Insurance Australia
                   Group Ltd.                                                                 174,284
                                                                                      ---------------
                  OIL & GAS PRODUCTION
        104,256   Santos Ltd.                                                                 855,028
         83,179   Woodside Petroleum Ltd.                                                   1,965,861
                                                                                      ---------------
                                                                                            2,820,889
                                                                                      ---------------
                  OTHER METALS/MINERALS
        196,302   BHP Billiton Ltd.                                                         3,047,324
         17,027   Rio Tinto Ltd.                                                              719,419
                                                                                      ---------------
                                                                                            3,766,743
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  OTHER TRANSPORTATION
         24,582   Patrick Corp., Ltd.                                                 $       125,998
         14,956   Transurban Group                                                             71,790
                                                                                      ---------------
                                                                                              197,788
                                                                                      ---------------
                  PRECIOUS METALS
         18,184   Newcrest Mining Ltd.                                                        248,523
                                                                                      ---------------
                  PROPERTY - CASUALTY INSURERS
         18,321   QBE Insurance Group Ltd.                                                    244,795
                                                                                      ---------------
                  PUBLISHING: NEWSPAPERS
         26,471   John Fairfax Holdings Ltd.                                                   81,746
                                                                                      ---------------
                  PULP & PAPER
         25,238   PaperlinX Ltd.                                                               58,174
                                                                                      ---------------
                  REAL ESTATE DEVELOPMENT
         11,181   Lend Lease Corp., Ltd.                                                      114,242
                                                                                      ---------------
                  REAL ESTATE INVESTMENT TRUSTS
             28   Stockland*                                                                      127
          1,272   Stockland (Stapled
                   Securities)**                                                                5,826
                                                                                      ---------------
                                                                                                5,953
                                                                                      ---------------
                  STEEL
         40,111   Blue Scope Steel Ltd.                                                       254,886
         31,092   OneSteel Ltd.                                                                82,239
                                                                                      ---------------
                                                                                              337,125
                                                                                      ---------------
                  TOTAL AUSTRALIA                                                          16,754,356
                                                                                      ---------------
                  AUSTRIA^ (0.9%)
                  BUILDING PRODUCTS
          3,760   Wienerberger AG                                                             145,376
                                                                                      ---------------
                  CONSTRUCTION MATERIALS
          1,538   RHI AG*                                                                      42,665
                                                                                      ---------------
                  ELECTRIC UTILITIES
            688   Oesterreichische
                   Elektrizitaetswirtschafts AG
                   (Verbund) (A Shares)                                                       219,368
                                                                                      ---------------
                  MAJOR BANKS
          3,161   Bank Austria Creditanstalt                                                  347,309
         18,408   Erste Bank der
                   Oesterreichischen
                   Sparkassen AG                                                              957,218
                                                                                      ---------------
                                                                                            1,304,527
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
         28,092   Telekom Austria AG                                                  $       580,222
                                                                                      ---------------
                  OIL REFINING/MARKETING
         17,611   OMV AG                                                                      950,528
                                                                                      ---------------
                  OTHER TRANSPORTATION
          1,083   Flughafen Wien AG                                                            70,108
                                                                                      ---------------
                  REAL ESTATE DEVELOPMENT
         32,634   Immofinanz Immobilien
                   Anlagen AG*                                                                315,667
                                                                                      ---------------
                  STEEL
            392   Boehler-Uddeholm AG                                                          59,421
            747   Voestalpine AG                                                               62,231
                                                                                      ---------------
                                                                                              121,652
                                                                                      ---------------
                  TOTAL AUSTRIA                                                             3,750,113
                                                                                      ---------------
                  BELGIUM^ (0.9%)
                  CHEMICALS: SPECIALTY
          2,374   Solvay S.A. (A Shares)                                                      276,324
                                                                                      ---------------
                  ELECTRIC UTILITIES
            820   Electrabel S.A.                                                             405,787
                                                                                      ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
          2,712   Agfa Gevaert NV                                                              58,420
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
         58,137   Fortis                                                                    1,655,147
                                                                                      ---------------
                  MAJOR BANKS
         32,803   Dexia                                                                       708,560
          4,510   KBC GROEP NV                                                                367,450
                                                                                      ---------------
                                                                                            1,076,010
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
          5,240   Belgacom S.A.                                                               175,723
                                                                                      ---------------
                  METAL FABRICATIONS
            283   Bekaert NV                                                                   23,558
                                                                                      ---------------
                  OTHER METALS/MINERALS
            856   Umicore                                                                      85,679
                                                                                      ---------------
                  PHARMACEUTICALS: OTHER
          4,505   UCB S.A.                                                                    222,615
                                                                                      ---------------
                  TOTAL BELGIUM                                                             3,979,263
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  BERMUDA^ (0.1%)
                  APPAREL/FOOTWEAR
         54,000   Yue Yuen Industrial
                   (Holdings) Ltd.                                                    $       136,342
                                                                                      ---------------
                  CONSTRUCTION MATERIALS
         56,000   Cheung Kong Infrastructure
                   Holdings Ltd.                                                              174,425
                                                                                      ---------------
                  TOTAL BERMUDA                                                               310,767
                                                                                      ---------------
                  BRAZIL (0.0%)
                  BEVERAGES: ALCOHOLIC
        112,339   Companhia de Bebidas das
                   Americas                                                                    31,679
                                                                                      ---------------
                  STEEL
          2,604   Companhia Siderurgica
                   Nacional S.A.                                                               50,015
                                                                                      ---------------
                  TOBACCO
          3,000   Souza Cruz S.A.                                                              35,572
                                                                                      ---------------
                  TOTAL BRAZIL                                                                117,266
                                                                                      ---------------
                  CAYMAN ISLANDS^ (0.1%)
                  INDUSTRIAL SPECIALTIES
         51,000   Kingboard Chemical
                   Holdings Ltd.                                                              108,270
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
        148,000   Hutchison Telecommunications
                   International Ltd.*                                                        187,502
                                                                                      ---------------
                  TOTAL CAYMAN ISLANDS                                                        295,772
                                                                                      ---------------
                  DENMARK^ (0.7%)
                  BIOTECHNOLOGY
          1,950   Novozymes A/S (B Shares)                                                    101,979
                                                                                      ---------------
                  ELECTRICAL PRODUCTS
          7,600   Vestas Wind Systems A/S*                                                    164,598
                                                                                      ---------------
                  MAJOR BANKS
         29,244   Danske Bank A/S                                                             917,310
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
          8,500   TDC A/S                                                                     475,980
                                                                                      ---------------
                  MARINE SHIPPING
             55   A P Moller - Maersk A/S                                             $       497,515
                                                                                      ---------------
                  PHARMACEUTICALS: MAJOR
         11,850   Novo Nordisk A/S (Series B)                                                 608,723
                                                                                      ---------------
                  TELECOMMUNICATION EQUIPMENT
         15,500   GN Store Nord A/S                                                           186,691
                                                                                      ---------------
                  TRUCKING
          1,000   DSV A/S                                                                      97,488
                                                                                      ---------------
                  TOTAL DENMARK                                                             3,050,284
                                                                                      ---------------
                  FINLAND^ (1.4%)
                  BUILDING PRODUCTS
          1,348   Uponor Oyj                                                                   29,070
                                                                                      ---------------
                  ENGINEERING & CONSTRUCTION
          1,749   Kone Oyj (B Shares)*                                                        117,882
                                                                                      ---------------
                  FOOD RETAIL
         13,310   Kesko Oyj (B Shares)                                                        365,924
                                                                                      ---------------
                  INDUSTRIAL MACHINERY
          9,688   Metso Oyj                                                                   252,216
                                                                                      ---------------
                  INFORMATION TECHNOLOGY
                  SERVICES
          6,820   TietoEnator Oyj                                                             216,524
                                                                                      ---------------
                  MARINE SHIPPING
          1,749   Cargotec Corp. (B Shares)*                                                   51,763
                                                                                      ---------------
                  MULTI-LINE INSURANCE
         15,210   Sampo Oyj (A Shares)                                                        233,294
                                                                                      ---------------
                  OIL REFINING/MARKETING
         14,253   Fortum Oyj                                                                  252,354
                                                                                      ---------------
                  OTHER METALS/MINERALS
          8,878   Outokumpu Oyj                                                               113,985
                                                                                      ---------------
                  PULP & PAPER
         21,623   Stora Enso Oyj
                   (Registered Shares)                                                        276,839
         19,009   UPM-Kymmene Oyj                                                             367,109
                                                                                      ---------------
                                                                                              643,948
                                                                                      ---------------
                  SPECIALTY STORES
          4,513   Neste Oil Oyj*                                                              140,000
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  TELECOMMUNICATION EQUIPMENT
        218,080   Nokia Oyj                                                           $     3,659,863
                                                                                      ---------------
                  TRUCKS/CONSTRUCTION/FARM
                  MACHINERY
          2,118   Wartsila Oyj (B Shares)                                                      58,780
                                                                                      ---------------
                  TOTAL FINLAND                                                             6,135,603
                                                                                      ---------------
                  FRANCE^ (7.5%)
                  ADVERTISING/MARKETING SERVICES
          3,041   Publicis Groupe                                                             100,613
                                                                                      ---------------
                  AEROSPACE & DEFENSE
          4,996   Thales S.A.                                                                 215,247
            464   Zodiac S.A.                                                                  25,283
                                                                                      ---------------
                                                                                              240,530
                                                                                      ---------------
                  APPAREL/FOOTWEAR
            322   Hermes International                                                         72,268
          7,574   LVMH Moet Hennessy
                   Louis Vuitton S.A.                                                         613,331
                                                                                      ---------------
                                                                                              685,599
                                                                                      ---------------
                  AUTO PARTS: O.E.M.
          3,643   Valeo S.A.                                                                  136,471
                                                                                      ---------------
                  AUTOMOTIVE AFTERMARKET
          3,287   Compagnie Generale des
                   Etablissements Michelin
                   (B Shares)                                                                 177,396
                                                                                      ---------------
                  BROADCASTING
          3,747   Societe Television Francaise 1                                               96,077
                                                                                      ---------------
                  BUILDING PRODUCTS
         12,512   Compagnie de Saint-Gobain                                                   685,441
                                                                                      ---------------
                  CHEMICALS: SPECIALTY
          3,845   L'Air Liquide S.A.                                                          699,304
                                                                                      ---------------
                  CONSTRUCTION MATERIALS
         13,159   Bouygues S.A.                                                               649,423
          1,272   Imerys S.A.                                                                  87,979
          5,985   Lafarge S.A.                                                                492,258
                                                                                      ---------------
                                                                                            1,229,660
                                                                                      ---------------
                  DATA PROCESSING SERVICES
            757   Atos Origin S.A.*                                                            52,063
                                                                                      ---------------
                  DEPARTMENT STORES
          1,949   PPR S.A.                                                            $       204,777
                                                                                      ---------------
                  ELECTRIC UTILITIES
         27,639   Suez S.A.                                                                   748,384
                                                                                      ---------------
                  ELECTRICAL PRODUCTS
          4,597   Alstom*                                                                     220,236
          8,687   Schneider Electric S.A.                                                     713,383
                                                                                      ---------------
                                                                                              933,619
                                                                                      ---------------
                  ELECTRONICS/APPLIANCES
          7,551   Thomson                                                                     142,383
                                                                                      ---------------
                  ENGINEERING & CONSTRUCTION
          5,727   Vinci S.A.                                                                  447,373
                                                                                      ---------------
                  FOOD DISTRIBUTORS
          6,156   Sodexho Alliance S.A.                                                       239,545
                                                                                      ---------------
                  FOOD RETAIL
         17,856   Carrefour S.A.                                                              793,714
          2,353   Casino Guichard Perrachon                                                   160,770
                                                                                      ---------------
                                                                                              954,484
                                                                                      ---------------
                  FOOD: MAJOR DIVERSIFIED
          7,724   Groupe Danone                                                               784,481
                                                                                      ---------------
                  HOTELS/RESORTS/CRUISELINES
         11,955   Accor S.A. Ltd.                                                             596,706
                                                                                      ---------------
                  INFORMATION TECHNOLOGY
                  SERVICES
          5,810   CapGemini S.A.*                                                             213,476
                                                                                      ---------------
                  INTEGRATED OIL
         22,549   Total S.A.                                                                5,678,784
                                                                                      ---------------
                  INTERNET SOFTWARE/SERVICES
          2,289   Business Objects S.A.*                                                       78,447
                                                                                      ---------------
                  LIFE/HEALTH INSURANCE
          3,819   CNP Assurances                                                              265,704
                                                                                      ---------------
                  MAJOR BANKS
         41,066   BNP Paribas S.A.                                                          3,113,796
         16,197   Societe Generale                                                          1,849,477
                                                                                      ---------------
                                                                                            4,963,273
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  MAJOR TELECOMMUNICATIONS
         58,736   France Telecom S.A.                                                 $     1,527,004
                                                                                      ---------------
                  MEDIA CONGLOMERATES
         27,300   Vivendi Universal S.A.                                                      857,933
                                                                                      ---------------
                  MEDICAL SPECIALTIES
          1,666   Essilor International S.A.                                                  137,137
                                                                                      ---------------
                  MOTOR VEHICLES
          3,743   PSA Peugeot Citroen                                                         227,276
          3,853   Renault S.A.                                                                333,484
                                                                                      ---------------
                                                                                              560,760
                                                                                      ---------------
                  MULTI-LINE INSURANCE
         91,617   Axa                                                                       2,653,592
                                                                                      ---------------
                  OFFICE EQUIPMENT/SUPPLIES
          1,650   Neopost S.A.                                                                159,213
                                                                                      ---------------
                  OILFIELD SERVICES/EQUIPMENT
          1,080   Technip S.A.                                                                 58,811
                                                                                      ---------------
                  OTHER CONSUMER SPECIALTIES
            302   Societe BIC S.A.                                                             17,154
                                                                                      ---------------
                  OTHER TRANSPORTATION
          3,764   Autoroutes du Sud de la France                                              210,002
                                                                                      ---------------
                  PACKAGED SOFTWARE
          2,132   Dassault Systemes S.A.                                                      109,962
                                                                                      ---------------
                  PHARMACEUTICALS: MAJOR
         42,238   Sanofi-Aventis                                                            3,382,392
                                                                                      ---------------
                  PUBLISHING: BOOKS/MAGAZINES
          4,369   Lagardere S.C.A.                                                            300,215
                                                                                      ---------------
                  REAL ESTATE DEVELOPMENT
          2,217   Gecina S.A.                                                                 245,006
          1,869   Klepierre                                                                   175,192
          3,023   Unibail                                                                     399,343
                                                                                      ---------------
                                                                                              819,541
                                                                                      ---------------
                  REGIONAL BANKS
         18,777   Credit Agricole S.A.                                                        550,388
                                                                                      ---------------
                  TELECOMMUNICATION EQUIPMENT
         58,772   Alcatel S.A.*                                                               689,845
          2,685   Safran S.A.                                                                  53,427
                                                                                      ---------------
                                                                                              743,272
                                                                                      ---------------
                  WATER UTILITIES
          5,984   Veolia Environnement                                                $       249,523
                                                                                      ---------------
                  TOTAL FRANCE                                                             32,691,489
                                                                                      ---------------
                  GERMANY^ (6.2%)
                  AIR FREIGHT/COURIERS
         24,860   Deutsche Post AG
                   (Registered Shares)                                                        554,161
                                                                                      ---------------
                  AIRLINES
          9,924   Deutsche Lufthansa AG
                   (Registered Shares)                                                        132,709
                                                                                      ---------------
                  APPAREL/FOOTWEAR
          1,513   Adidas-Salomon AG                                                           253,782
            502   Puma AG                                                                     127,122
                                                                                      ---------------
                                                                                              380,904
                                                                                      ---------------
                  AUTO PARTS: O.E.M.
          2,689   Continental AG                                                              205,556
                                                                                      ---------------
                  CHEMICALS: MAJOR DIVERSIFIED
         19,016   BASF AG                                                                   1,371,026
         23,067   Bayer AG                                                                    801,001
                                                                                      ---------------
                                                                                            2,172,027
                                                                                      ---------------
                  CHEMICALS: SPECIALTY
          3,208   Linde AG                                                                    228,565
                                                                                      ---------------
                  DEPARTMENT STORES
            593   KarstadtQuelle AG*                                                            6,992
          5,916   Metro AG                                                                    269,097
                                                                                      ---------------
                                                                                              276,089
                                                                                      ---------------
                  ELECTRIC UTILITIES
         22,387   E.ON AG                                                                   2,028,888
         13,331   RWE AG                                                                      851,520
                                                                                      ---------------
                                                                                            2,880,408
                                                                                      ---------------
                  ELECTRONIC COMPONENTS
          2,245   Epcos AG*                                                                    27,094
                                                                                      ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
            850   Wincor Nixdorf AG                                                            74,805
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
          8,394   Hypo Real Estate Holding AG                                                 405,733
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  HOUSEHOLD/PERSONAL CARE
          1,721   Beiersdorf AG                                                       $       185,908
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
          4,653   MAN AG                                                                      216,048
         32,788   Siemens AG (Registered
                   Shares)                                                                  2,438,683
         13,020   ThyssenKrupp AG                                                             264,402
                                                                                      ---------------
                                                                                            2,919,133
                                                                                      ---------------
                  INVESTMENT BANKS/BROKERS
          9,677   Deutsche Boerse AG                                                          910,607
                                                                                      ---------------
                  MAJOR BANKS
         36,991   Bayerische Hypo - und
                   Vereinsbank AG*                                                          1,033,616
         44,366   Commerzbank AG                                                            1,161,037
         30,657   Deutsche Bank AG
                   (Registered Shares)                                                      2,871,628
                                                                                      ---------------
                                                                                            5,066,281
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
        128,581   Deutsche Telekom AG
                   (Registered Shares)                                                      2,273,438
                                                                                      ---------------
                  MEDICAL DISTRIBUTORS
          1,657   Celesio AG                                                                  143,226
                                                                                      ---------------
                  MEDICAL/NURSING SERVICES
          2,949   Fresenius Medical Care AG                                                   265,332
                                                                                      ---------------
                  MOTOR VEHICLES
         18,445   DaimlerChrysler AG
                   (Registered Shares)                                                        923,511
          4,810   Volkswagen AG                                                               262,085
                                                                                      ---------------
                                                                                            1,185,596
                                                                                      ---------------
                  MULTI-LINE INSURANCE
         23,417   Allianz AG (Registered Shares)                                            3,307,766
          5,672   Muenchener Rueckver AG
                   (Registered Shares)                                                        666,327
                                                                                      ---------------
                                                                                            3,974,093
                                                                                      ---------------
                  OTHER CONSUMER SERVICES
          8,432   TUI AG                                                                      163,850
                                                                                      ---------------
                  PACKAGED SOFTWARE
          8,217   SAP AG                                                                    1,404,999
                                                                                      ---------------
                  PHARMACEUTICALS: MAJOR
          2,878   Merck KGaA                                                          $       238,147
          7,989   Schering AG                                                                 493,647
                                                                                      ---------------
                                                                                              731,794
                                                                                      ---------------
                  PHARMACEUTICALS: OTHER
          4,101   Altana AG                                                                   231,047
                                                                                      ---------------
                  SEMICONDUCTORS
         13,778   Infineon Technologies AG*                                                   128,842
                                                                                      ---------------
                  SPECIALTY STORES
            871   Douglas Holding AG                                                           33,092
                                                                                      ---------------
                  TOTAL GERMANY                                                            26,955,289
                                                                                      ---------------
                  GREECE^ (0.3%)
                  CASINO/GAMING
          9,500   Greek Organization of Football
                   Prognostics S.A.                                                           274,522
                                                                                      ---------------
                  CONSTRUCTION MATERIALS
          2,100   Titan Cement Co.                                                             71,845
                                                                                      ---------------
                  MAJOR BANKS
         11,981   National Bank of Greece S.A.                                                467,904
                                                                                      ---------------
                  REGIONAL BANKS
          9,428   Alpha Bank A.E.                                                             270,693
          5,516   EFG Eurobank Ergasias                                                       166,048
                                                                                      ---------------
                                                                                              436,741
                                                                                      ---------------
                  TOTAL GREECE                                                              1,251,012
                                                                                      ---------------
                  HONG KONG^ (3.7%)
                  AIRLINES
        113,000   Cathay Pacific Airways Ltd.                                                 177,492
                                                                                      ---------------
                  APPAREL/FOOTWEAR RETAIL
        108,500   Esprit Holdings Ltd.                                                        766,273
                                                                                      ---------------
                  BROADCASTING
         31,000   Television Broadcasts Ltd.                                                  172,403
                                                                                      ---------------
                  ELECTRIC UTILITIES
        184,300   CLP Holdings Ltd.                                                         1,058,028
        157,500   Hong Kong Electric
                   Holdings Ltd.                                                              744,600
                                                                                      ---------------
                                                                                            1,802,628
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  ELECTRONIC PRODUCTION
                  EQUIPMENT
          3,000   ASM Pacific Technology Ltd.                                         $        13,923
                                                                                      ---------------
                  ENGINEERING & CONSTRUCTION
         69,000   Hopewell Holdings Ltd.                                                      168,613
        253,447   New World Development
                   Co., Ltd.                                                                  313,295
                                                                                      ---------------
                                                                                              481,908
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
        141,000   Wharf (Holdings) Ltd. (The)                                                 482,243
                                                                                      ---------------
                  GAS DISTRIBUTORS
        442,483   Hong Kong & China Gas
                   Co., Ltd.                                                                  914,131
                                                                                      ---------------
                  HOTELS/RESORTS/CRUISELINES
        112,642   Shangri-La Asia Ltd.                                                        158,062
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
        237,900   Hutchison Whampoa Ltd.                                                    2,257,982
         97,000   Swire Pacific Ltd. (Class A)                                                871,169
                                                                                      ---------------
                                                                                            3,129,151
                                                                                      ---------------
                  INVESTMENT BANKS/BROKERS
        117,000   Hong Kong Exchanges &
                   Clearing Ltd.                                                              391,998
                                                                                      ---------------
                  MAJOR BANKS
        181,687   Bank of East Asia, Ltd. (The)                                               531,713
        413,500   BOC Hong Kong (Holdings) Ltd.                                               772,091
         77,100   Hang Seng Bank Ltd.                                                       1,000,215
                                                                                      ---------------
                                                                                            2,304,019
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
        409,611   PCCW Ltd.                                                                   251,536
                                                                                      ---------------
                  MISCELLANEOUS MANUFACTURING
        175,500   Johnson Electric Holdings Ltd.                                              158,742
                                                                                      ---------------
                  PUBLISHING: NEWSPAPERS
         24,000   SCMP Group Ltd.                                                               8,912
                                                                                      ---------------
                  RAILROADS
        154,801   MTR Corp., Ltd.                                                             293,005
                                                                                      ---------------
                  REAL ESTATE DEVELOPMENT
        177,000   Cheung Kong (Holdings) Ltd.                                         $     1,846,676
        215,000   Hang Lung Properties Ltd.                                                   309,232
         77,000   Henderson Land Development
                   Co., Ltd.                                                                  343,971
         71,577   Hysan Development Co., Ltd.                                                 155,565
         33,249   Kerry Properties Ltd.                                                        83,385
        142,948   Sino Land Co., Ltd.                                                         158,963
        142,000   Sun Hung Kai Properties Ltd.                                              1,346,023
                                                                                      ---------------
                                                                                            4,243,815
                                                                                      ---------------
                  TOOLS/HARDWARE
         99,000   Techtronic Industries Co., Ltd.                                             244,260
                                                                                      ---------------
                  WHOLESALE DISTRIBUTORS
        180,000   Li & Fung Ltd.                                                              385,260
                                                                                      ---------------
                  TOTAL HONG KONG                                                          16,379,761
                                                                                      ---------------
                  IRELAND^ (0.5%)
                  CONSTRUCTION MATERIALS
         19,292   CRH PLC                                                                     482,993
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
          2,000   Irish Life & Permanent PLC                                                   35,245
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
          1,450   DCC PLC                                                                      26,937
                                                                                      ---------------
                  MAJOR BANKS
         38,727   Allied Irish Banks PLC                                                      816,762
         45,092   Bank of Ireland                                                             682,642
                                                                                      ---------------
                                                                                            1,499,404
                                                                                      ---------------
                  PHARMACEUTICALS: OTHER
         16,100   Elan Corporation PLC*                                                       132,096
                                                                                      ---------------
                  PUBLISHING: NEWSPAPERS
         11,500   Independent News &
                   Media PLC                                                                   31,160
                                                                                      ---------------
                  WHOLESALE DISTRIBUTORS
         11,350   Grafton Group PLC (Units)+*                                                 111,827
                                                                                      ---------------
                  TOTAL IRELAND                                                             2,319,662
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  ITALY^ (1.3%)
                  AEROSPACE & DEFENSE
          7,157   Finmeccanica SpA                                                    $       130,173
                                                                                      ---------------
                  APPAREL/FOOTWEAR
          1,582   Benetton Group SpA                                                           16,727
                                                                                      ---------------
                  BROADCASTING
          7,130   Mediaset SpA                                                                 78,308
                                                                                      ---------------
                  COMMERCIAL PRINTING/FORMS
         37,044   Seat Pagine Gialle SpA*                                                      17,202
                                                                                      ---------------
                  CONSTRUCTION MATERIALS
            873   Italcementi SpA                                                              14,316
                                                                                      ---------------
                  CONSUMER SUNDRIES
          2,882   Luxottica Group SpA                                                          69,732
                                                                                      ---------------
                  ELECTRIC UTILITIES
         26,802   Enel SpA                                                                    216,282
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
          1,412   Banca Fideuram SpA                                                            7,628
         61,006   Pirelli & C. SpA                                                             54,210
                                                                                      ---------------
                                                                                               61,838
                                                                                      ---------------
                  INTEGRATED OIL
         80,476   ENI SpA                                                                   2,152,754
                                                                                      ---------------
                  INVESTMENT BANKS/BROKERS
          2,393   Mediobanca SpA                                                               42,380
                                                                                      ---------------
                  LIFE/HEALTH INSURANCE
          4,754   Alleanza Assicurazioni SpA                                                   54,899
          8,041   Assicurazioni Generali SpA                                                  239,222
          2,246   Mediolanum SpA                                                               14,222
                                                                                      ---------------
                                                                                              308,343
                                                                                      ---------------
                  MAJOR BANKS
         66,010   Banca Intesa SpA                                                            308,289
          3,712   Banca Intesa SpA - RNC                                                       16,079
          2,686   Banca Monte dei Paschi di
                   Siena SpA                                                                   12,199
          5,768   Banca Nazionale del
                   Lavoro SpA*                                                                 18,598
         27,670   SanPaolo IMI SpA                                                            399,134
         81,946   UniCredito Italiano SpA                                                     457,643
                                                                                      ---------------
                                                                                            1,211,942
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
        243,558   Telecom Italia SpA                                                  $       704,694
        139,445   Telecom Italia SpA - RNC                                                    337,062
                                                                                      ---------------
                                                                                            1,041,756
                                                                                      ---------------
                  MOTOR VEHICLES
          6,586   Fiat SpA*                                                                    53,588
                                                                                      ---------------
                  MULTI-LINE INSURANCE
          2,872   Riunione Adriatica di
                   Sicurta SpA                                                                 65,314
                                                                                      ---------------
                  OIL & GAS PIPELINES
          4,486   Snam Rete Gas SpA                                                            24,633
                                                                                      ---------------
                  OTHER TRANSPORTATION
          7,935   Autostrade SpA                                                              181,528
                                                                                      ---------------
                  REGIONAL BANKS
          1,034   Banca Popolare di Milano                                                      9,851
          6,590   Banco Popolare di Verona e
                   Novara                                                                     121,628
                                                                                      ---------------
                                                                                              131,479
                                                                                      ---------------
                  RESTAURANTS
          3,967   Autogrill SpA                                                                54,151
                                                                                      ---------------
                  SPECIALTY TELECOMMUNICATIONS
          3,531   Tiscali SpA*                                                                 12,270
                                                                                      ---------------
                  TOTAL ITALY                                                               5,884,716
                                                                                      ---------------
                  JAPAN^ (30.5%)
                  ADVERTISING/MARKETING SERVICES
          2,450   Asatsu - DK Inc.                                                             77,669
                                                                                      ---------------
                  AGRICULTURAL COMMODITIES/
                  MILLING
         11,000   Nisshin Seifun Group Inc.                                                   111,955
                                                                                      ---------------
                  AIR FREIGHT/COURIERS
         50,500   Nippon Express Co., Ltd.                                                    277,391
         17,035   Yamato Transport Co., Ltd.                                                  281,205
                                                                                      ---------------
                                                                                              558,596
                                                                                      ---------------
                  AIRLINES
         54,000   Japan Airlines Corp.                                                        142,002
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  APPAREL/FOOTWEAR
         10,546   Onward Kashiyama Co., Ltd.                                          $       168,690
          4,000   Wacoal Corp.                                                                 56,673
                                                                                      ---------------
                                                                                              225,363
                                                                                      ---------------
                  APPAREL/FOOTWEAR RETAIL
          5,000   Fast Retailing Co., Ltd.                                                    352,467
          1,600   Shimamura Co., Ltd.                                                         205,995
                                                                                      ---------------
                                                                                              558,462
                                                                                      ---------------
                  AUTO PARTS: O.E.M.
         40,600   Denso Corporation                                                         1,158,890
         14,059   NGK Spark Plug Co., Ltd.                                                    226,471
          2,000   Sanden Corp.                                                                 10,065
          4,400   Stanley Electric Co., Ltd.                                                   67,885
            800   Toyoda Gosei Co., Ltd.                                                       14,991
          6,050   Toyota Industries Corp.                                                     203,649
                                                                                      ---------------
                                                                                            1,681,951
                                                                                      ---------------
                  AUTOMOTIVE AFTERMARKET
         56,000   Bridgestone Corp.                                                         1,146,461
                                                                                      ---------------
                  BEVERAGES: ALCOHOLIC
         24,300   Asahi Breweries, Ltd.                                                       303,683
         54,051   Kirin Brewery Co., Ltd.                                                     598,696
         14,000   Sapporo Holdings, Ltd.                                                       69,179
          9,000   Takara Holdings Inc.                                                         53,257
                                                                                      ---------------
                                                                                            1,024,815
                                                                                      ---------------
                  BEVERAGES: NON-ALCOHOLIC
          1,100   Coca-Cola West Japan
                   Co., Ltd.                                                                   24,392
          1,500   ITO EN, Ltd.                                                                 72,171
                                                                                      ---------------
                                                                                               96,563
                                                                                      ---------------
                  BROADCASTING
             27   Fuji Television Network, Inc.                                                60,127
          6,500   Tokyo Broadcasting
                   System, Inc.                                                               183,987
                                                                                      ---------------
                                                                                              244,114
                                                                                      ---------------
                  BUILDING PRODUCTS
         14,762   JS Group Corp.                                                              250,630
         25,000   Nippon Sheet Glass
                   Company, Ltd.                                                              106,860
         28,500   Toto Ltd.                                                                   218,211
                                                                                      ---------------
                                                                                              575,701
                                                                                      ---------------
                  CHEMICALS: AGRICULTURAL
          8,500   Nissan Chemical
                   Industries, Ltd.                                                   $        98,613
                                                                                      ---------------
                  CHEMICALS: MAJOR DIVERSIFIED
         70,000   Asahi Kasei Corp.                                                           375,440
         18,000   Ishihara Sangyo Kaisha, Ltd.                                                 34,403
         49,250   Mitsubishi Chemical Corp.*                                                  306,384
                                                                                      ---------------
                                                                                              716,227
                                                                                      ---------------
                  CHEMICALS: SPECIALTY
         12,000   Daicel Chemical Industries, Ltd.                                             77,695
         42,588   Dainippon Ink & Chemicals, Inc.                                             127,163
         28,546   Denki Kagaku Kogyo
                   Kabushiki Kaisha                                                           104,528
          9,108   JSR Corp.                                                                   214,530
         15,000   Kaneka Corp.                                                                185,447
         21,056   Kuraray Co., Ltd.                                                           199,891
         34,599   Mitsubishi Rayon Co., Ltd.                                                  160,747
         30,500   Mitsui Chemicals, Inc.                                                      182,571
         22,397   Shin-Etsu Chemical Co., Ltd.                                              1,078,241
         36,000   Showa Denko K.K.                                                            115,729
          9,000   Sumitomo Bakelite Co., Ltd.                                                  59,652
         78,000   Sumitomo Chemical Co., Ltd.                                                 460,594
         32,500   Tosoh Corp.                                                                 144,513
                                                                                      ---------------
                                                                                            3,111,301
                                                                                      ---------------
                  COMMERCIAL PRINTING/FORMS
         25,000   Dai Nippon Printing Co., Ltd.                                               408,463
         26,000   Toppan Printing Co., Ltd.                                                   251,311
                                                                                      ---------------
                                                                                              659,774
                                                                                      ---------------
                  COMPUTER PROCESSING HARDWARE
        102,000   Fujitsu Ltd.                                                                676,253
                                                                                      ---------------
                  CONSTRUCTION MATERIALS
         32,000   Taiheyo Cement Corp.                                                        116,051
                                                                                      ---------------
                  CONTAINERS/PACKAGING
         11,417   Toyo Seikan Kaisha, Ltd.                                                    161,220
                                                                                      ---------------
                  DEPARTMENT STORES
         17,000   Daimaru, Inc. (The)                                                         208,181
          6,000   Hankyu Department
                   Stores, Inc.                                                                47,809
         11,814   Isetan Co., Ltd.                                                            211,880

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
         25,207   Marui Co., Ltd.                                                     $       418,083
         26,716   Mitsukoshi, Ltd.                                                            116,295
         22,040   Takashimaya Co., Ltd.                                                       295,053
                                                                                      ---------------
                                                                                            1,297,301
                                                                                      ---------------
                  ELECTRIC UTILITIES
         25,900   Chubu Electric Power Co., Inc.                                              642,731
         39,700   Kansai Electric Power Co.,
                   Inc. (The)                                                                 873,239
         15,500   Kyushu Electric Power Co., Inc.                                             332,393
         29,600   Tohoku Electric Power Co., Inc.                                             603,834
         46,500   Tokyo Electric Power Co.,
                   Inc. (The)                                                               1,156,000
                                                                                      ---------------
                                                                                            3,608,197
                                                                                      ---------------
                  ELECTRICAL PRODUCTS
         10,000   Fuji Electric Holdings Co., Ltd.                                             44,717
         14,000   Fujikura Ltd.                                                                90,767
         37,500   Furukawa Electric Co.,
                   Ltd. (The)*                                                                179,279
          1,800   Mabuchi Motor Co., Ltd.                                                      87,626
         18,000   Matsushita Electric Works, Ltd.                                             168,664
         22,560   NGK Insulators, Ltd.                                                        268,698
          2,504   Nidec Corp.                                                                 146,597
          2,704   Nidec Corp. (Bonus
                   Shares) (WI)*                                                              149,861
         39,600   Sumitomo Electric
                   Industries, Ltd.                                                           522,356
          2,000   Ushio Inc.                                                                   37,230
                                                                                      ---------------
                                                                                            1,695,795
                                                                                      ---------------
                  ELECTRONIC COMPONENTS
         10,600   Alps Electric Co., Ltd.                                                     168,413
         17,500   Citizen Watch Co., Ltd.                                                     132,973
          1,900   Hirose Electric Co., Ltd.                                                   217,827
          5,400   Hoya Corp.                                                                  189,853
         18,600   Hoya Corp. (Bonus
                   Shares) (WI)*                                                              644,080
         13,100   Murata Manufacturing Co., Ltd.                                              657,575
          5,000   Taiyo Yuden Co., Ltd.                                                        49,434
          7,052   TDK Corp.                                                                   478,012
                                                                                      ---------------
                                                                                            2,538,167
                                                                                      ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
         46,004   Canon Inc.                                                          $     2,435,093
         21,800   Casio Computer Co., Ltd.                                                    328,744
          1,747   Keyence Corp.                                                               404,138
         26,530   Konica Minolta Holdings, Inc.                                               219,590
          9,300   Kyocera Corp.                                                               602,904
        115,500   Matsushita Electric Industrial
                   Co., Ltd.                                                                2,120,615
        125,552   Mitsubishi Electric Corp.                                                   755,559
         93,500   NEC Corp.                                                                   465,089
         37,000   Oki Electric Industry Co., Ltd.                                             115,933
         12,504   Omron Corp.                                                                 295,157
         38,432   Ricoh Co., Ltd.                                                             609,036
         99,000   Sanyo Electric Co., Ltd.*                                                   207,125
          6,000   Seiko Epson Corp.                                                           147,889
        163,026   Toshiba Corp.                                                               758,897
         13,500   Yokogawa Electric Corp.                                                     198,843
                                                                                      ---------------
                                                                                            9,664,612
                                                                                      ---------------
                  ELECTRONIC PRODUCTION
                  EQUIPMENT
          4,250   Advantest Corp.                                                             306,674
         10,300   Tokyo Electron Ltd.                                                         515,965
                                                                                      ---------------
                                                                                              822,639
                                                                                      ---------------
                  ELECTRONICS/APPLIANCE STORES
          6,600   Yamada Denki Co., Ltd.                                                      583,666
                                                                                      ---------------
                  ELECTRONICS/APPLIANCES
         24,800   Fuji Photo Film Co., Ltd.                                                   792,136
         18,000   Nikon Corp.                                                                 230,364
         10,104   Pioneer Corp.                                                               127,256
         47,500   Sharp Corp.                                                                 653,030
         40,696   Sony Corp.                                                                1,327,470
                                                                                      ---------------
                                                                                            3,130,256
                                                                                      ---------------
                  ENGINEERING & CONSTRUCTION
         12,000   Chiyoda Corp.                                                               206,727
         10,000   Comsys Holdings Corp.                                                       113,367
         16,546   JGC Corp.                                                                   272,086
         76,000   Kajima Corp.                                                                396,701
         51,571   Obayashi Corp.                                                              377,552
         14,000   Okumura Corp.                                                                87,640
         55,000   Shimizu Corporation                                                         375,271
         74,000   Taisei Corp.                                                                329,243
                                                                                      ---------------
                                                                                            2,158,587
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  FINANCE/RENTAL/LEASING
          5,440   Acom Co., Ltd.                                                      $       354,348
          1,300   Aeon Credit Service Co., Ltd.                                               102,173
          4,850   Aiful Corp.                                                                 362,586
         10,300   Credit Saison Co., Ltd.                                                     468,036
          8,100   Orix Corp.                                                                1,518,820
          6,700   Promise Co., Ltd.                                                           425,862
          4,760   Takefuji Corp.                                                              334,594
                                                                                      ---------------
                                                                                            3,566,419
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
            596   Mizuho Financial Group, Inc.                                              4,004,204
                                                                                      ---------------
                  FOOD RETAIL
         26,603   Aeon Co., Ltd.                                                              554,454
          3,952   FamilyMart Co., Ltd.                                                        117,745
          3,603   Lawson, Inc.                                                                137,911
         42,800   Seven & I Holdings Co., Ltd.*                                             1,397,491
                                                                                      ---------------
                                                                                            2,207,601
                                                                                      ---------------
                  FOOD: MEAT/FISH/DAIRY
         13,000   Meiji Dairies Corp.                                                          69,859
         13,000   Nippon Meat Packers, Inc.                                                   144,146
          7,000   Yakult Honsha Co., Ltd.                                                     170,739
                                                                                      ---------------
                                                                                              384,744
                                                                                      ---------------
                  FOOD: SPECIALTY/CANDY
         40,000   Ajinomoto Co., Inc.                                                         389,233
            900   House Foods Corp.                                                            13,378
          8,500   Kikkoman Corp.                                                               81,584
         15,000   Meiji Seika Kaisha, Ltd.                                                     78,009
          4,950   Nissin Food Products Co., Ltd.                                              129,906
          7,000   Yamazaki Baking Co., Ltd.                                                    58,309
                                                                                      ---------------
                                                                                              750,419
                                                                                      ---------------
                  GAS DISTRIBUTORS
         81,000   Osaka Gas Co., Ltd.                                                         296,267
         92,000   Tokyo Gas Co., Ltd.                                                         362,505
                                                                                      ---------------
                                                                                              658,772
                                                                                      ---------------
                  HOME BUILDING
          9,506   Daito Trust Construction
                   Co., Ltd.                                                                  469,847
         50,000   Daiwa House Industry Co., Ltd.                                              671,640
         30,572   Sekisui Chemical Co., Ltd.                                                  193,001
         58,046   Sekisui House, Ltd.                                                         722,521
                                                                                      ---------------
                                                                                            2,057,009
                                                                                      ---------------
                  HOUSEHOLD/PERSONAL CARE
         32,000   Kao Corp.                                                           $       764,403
         21,000   Shiseido Company, Ltd.                                                      336,401
          2,700   Uni-Charm Corp.                                                             122,200
                                                                                      ---------------
                                                                                            1,223,004
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
        181,000   Hitachi, Ltd.                                                             1,113,263
         64,000   Kawasaki Heavy Industries, Ltd.                                             167,970
                                                                                      ---------------
                                                                                            1,281,233
                                                                                      ---------------
                  INDUSTRIAL MACHINERY
         17,053   Amada Co., Ltd.                                                             130,160
         10,600   Daikin Industries, Ltd.                                                     275,999
         11,150   Fanuc Ltd.                                                                  881,499
         63,530   Ishikawajima-Harima Heavy
                   Industries Co., Ltd.*                                                      147,540
        211,550   Mitsubishi Heavy
                   Industries, Ltd.                                                           804,328
          3,905   SMC Corporation                                                             521,690
         25,000   Sumitomo Heavy
                   Industries, Ltd.                                                           174,663
          2,300   THK Co., Ltd.                                                                52,150
                                                                                      ---------------
                                                                                            2,988,029
                                                                                      ---------------
                  INDUSTRIAL SPECIALTIES
         72,500   Asahi Glass Company, Ltd.                                                   786,347
         11,500   Nitto Denko Corp.                                                           696,389
                                                                                      ---------------
                                                                                            1,482,736
                                                                                      ---------------
                  INFORMATION TECHNOLOGY SERVICES
          5,300   CSK Holdings Corp.                                                          206,126
          2,700   Itochu Techno-Science Corp.                                                 103,677
             40   Net One Systems Co., Ltd.                                                    76,433
          1,600   Nomura Research Institute, Ltd.                                             166,886
             94   NTT Data Corp.                                                              329,818
         14,600   Softbank Corp.                                                              830,384
          3,200   TIS Inc.                                                                     75,002
                                                                                      ---------------
                                                                                            1,788,326
                                                                                      ---------------
                  INTERNET SOFTWARE/SERVICES
            231   Yahoo Japan Corp.                                                           244,658
            248   Yahoo Japan Corp. (Bonus
                   Shares) (WI)*                                                              266,369
                                                                                      ---------------
                                                                                              511,027
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  INVESTMENT BANKS/BROKERS
        202,000   Daiwa Securities Group Inc.                                         $     1,669,224
         35,000   Nikko Cordial Corp.                                                         428,135
        122,150   Nomura Holdings, Inc.                                                     1,881,406
                                                                                      ---------------
                                                                                            3,978,765
                                                                                      ---------------
                  LIFE/HEALTH INSURANCE
         14,200   T&D Holdings, Inc.                                                          900,143
                                                                                      ---------------
                  MAJOR BANKS
         98,000   Bank of Yokohama, Ltd. (The)                                                797,830
         59,000   Chiba Bank, Ltd. (The)                                                      527,717
         52,000   Joyo Bank, Ltd. (The)                                                       348,825
            500   Mitsubishi UFJ Financial
                   Group, Inc.                                                              6,301,813
         49,123   Mitsui Trust Holdings, Inc.                                                 593,460
            362   Resona Holdings, Inc.*                                                    1,056,225
         69,000   Shinsei Bank, Ltd.                                                          402,348
         47,000   Shizuoka Bank, Ltd. (The)                                                   496,431
            286   Sumitomo Mitsui Financial
                   Group, Inc.                                                              2,664,062
         78,081   Sumitomo Trust & Banking
                   Co., Ltd. (The)                                                            663,539
                                                                                      ---------------
                                                                                           13,852,250
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
            372   Nippon Telegraph &
                   Telephone Corp.                                                          1,773,087
                                                                                      ---------------
                  MARINE SHIPPING
          3,000   Kamigumi Co., Ltd.                                                           24,799
          5,000   Kawasaki Kisen Kaisha, Ltd.                                                  31,353
          8,000   Mitsui O.S.K. Lines, Ltd.                                                    56,531
         66,015   Nippon Yusen Kabushiki Kaisha                                               399,766
                                                                                      ---------------
                                                                                              512,449
                                                                                      ---------------
                  MEDICAL SPECIALTIES
          8,400   Olympus Corp.                                                               186,455
         11,550   Terumo Corp.                                                                350,439
                                                                                      ---------------
                                                                                              536,894
                                                                                      ---------------
                  METAL FABRICATIONS
         22,000   Minebea Co., Ltd.                                                            85,906
        107,000   Mitsubishi Materials Corp.                                                  369,946
         64,604   Mitsui Mining & Smelting
                   Co., Ltd.                                                          $       367,451
         41,553   NSK Ltd.                                                                    242,815
         29,551   NTN Corp.                                                                   201,075
                                                                                      ---------------
                                                                                            1,267,193
                                                                                      ---------------
                  MISCELLANEOUS COMMERCIAL
                  SERVICES
            700   OBIC Co., Ltd.                                                              114,377
         14,985   Secom Co., Ltd.                                                             751,273
          2,410   USS Co., Ltd.                                                               165,163
                                                                                      ---------------
                                                                                            1,030,813
                                                                                      ---------------
                  MISCELLANEOUS MANUFACTURING
         23,527   Ebara Corp.                                                                  97,113
          4,800   Kurita Water Industries Ltd.                                                 80,489
          6,500   Takuma Co., Ltd.                                                             49,961
                                                                                      ---------------
                                                                                              227,563
                                                                                      ---------------
                  MOTOR VEHICLES
         57,009   Honda Motor Co., Ltd.                                                     3,167,090
        169,205   Nissan Motor Co., Ltd.                                                    1,768,849
        183,955   Toyota Motor Corp.                                                        8,542,569
          2,000   Yamaha Motor Co., Ltd.                                                       43,054
                                                                                      ---------------
                                                                                           13,521,562
                                                                                      ---------------
                  MOVIES/ENTERTAINMENT
          3,500   Oriental Land Co., Ltd.                                                     194,823
          5,550   TOHO Co., Ltd.                                                              106,137
                                                                                      ---------------
                                                                                              300,960
                                                                                      ---------------
                  OFFICE EQUIPMENT/SUPPLIES
          4,500   Kokuyo Co., Ltd.                                                             67,391
                                                                                      ---------------
                  OIL & GAS PRODUCTION
             19   Inpex Corp.                                                                 133,168
          9,000   Teikoku Oil Co., Ltd.                                                        86,902
                                                                                      ---------------
                                                                                              220,070
                                                                                      ---------------
                  OIL REFINING/MARKETING
         89,000   Nippon Oil Corp.                                                            755,771
         11,100   Showa Shell Sekiyu K.K.                                                     137,673
         18,000   TonenGeneral Sekiyu K.K.                                                    200,496
                                                                                      ---------------
                                                                                            1,093,940
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  OTHER CONSUMER SERVICES
          3,554   Benesse Corp.                                                       $       125,835
                                                                                      ---------------
                  OTHER METALS/MINERALS
         33,095   Dowa Mining Co., Ltd.                                                       266,267
         28,000   Nippon Mining Holdings, Inc.                                                206,070
         60,500   Sumitomo Metal Mining
                   Co., Ltd.                                                                  553,117
                                                                                      ---------------
                                                                                            1,025,454
                                                                                      ---------------
                  OTHER TRANSPORTATION
          6,000   Mitsubishi Logistics Corp.                                                   82,556
                                                                                      ---------------
                  PACKAGED SOFTWARE
          2,850   Oracle Corp. Japan                                                          119,752
          6,700   Trend Micro Inc.                                                            209,945
                                                                                      ---------------
                                                                                              329,697
                                                                                      ---------------
                  PERSONNEL SERVICES
          2,100   Meitec Corp.                                                                 68,038
                                                                                      ---------------
                  PHARMACEUTICALS: MAJOR
         51,300   Takeda Pharmaceutical
                   Co., Ltd.                                                                2,821,599
                                                                                      ---------------
                  PHARMACEUTICALS: OTHER
         27,600   Astellas Pharma Inc.                                                        987,166
         13,306   Chugai Pharmaceutical
                   Co., Ltd.                                                                  292,378
         39,900   Daiichi Sankyo Co., Ltd.*                                                   723,397
         15,603   Eisai Co., Ltd.                                                             612,806
             32   Kyowa Hakko Kogyo Co., Ltd                                                      248
         19,181   Shionogi & Co., Ltd.                                                        233,286
          9,959   Taisho Pharmaceutical Co., Ltd.                                             178,932
                                                                                      ---------------
                                                                                            3,028,213
                                                                                      ---------------
                  PROPERTY - CASUALTY INSURERS
             91   Millea Holdings, Inc.                                                     1,655,488
         75,000   Mitsui Sumitomo Insurance
                   Co., Ltd.                                                                  968,539
         50,000   Sompo Japan Insurance Inc.                                                  752,109
                                                                                      ---------------
                                                                                            3,376,136
                                                                                      ---------------
                  PULP & PAPER
             59   Nippon Paper Group, Inc.                                                    201,543
         64,000   Oji Paper Co., Ltd.                                                         325,405
                                                                                      ---------------
                                                                                              526,948
                                                                                      ---------------
                  RAILROADS
             82   Central Japan Railway Co. $                                                 696,939
            204   East Japan Railway Co.                                                    1,216,344
         24,500   Keihin Electric Express Railway
                   Co., Ltd.                                                                  156,582
         14,000   Keio Corp.                                                                   80,713
         94,550   Kintetsu Corp.                                                              346,805
         51,500   Tobu Railway Co., Ltd.                                                      220,831
         58,000   Tokyu Corp.                                                                 318,715
             28   West Japan Railway Co.                                                       99,565
                                                                                      ---------------
                                                                                            3,136,494
                                                                                      ---------------
                  REAL ESTATE DEVELOPMENT
         12,000   Leopalace21 Corp.                                                           310,547
        120,000   Mitsubishi Estate Co., Ltd.                                               1,783,547
         85,500   Mitsui Fudosan Co., Ltd.                                                  1,410,215
         50,500   Sumitomo Realty &
                   Development Co., Ltd.                                                      822,686
         18,000   Tokyo Tatemono Co., Ltd.                                                    150,291
                                                                                      ---------------
                                                                                            4,477,286
                                                                                      ---------------
                  REAL ESTATE INVESTMENT TRUSTS
             36   Japan Real Estate
                   Investment Corp.                                                           274,313
             33   Japan Retail Fund
                   Investment Corp.                                                           238,334
             43   Nippon Building Fund Inc.                                                   341,529
                                                                                      ---------------
                                                                                              854,176
                                                                                      ---------------
                  RECREATIONAL PRODUCTS
          6,600   Konami Corp.                                                                135,870
          1,200   Namco Bandai Holdings Inc.*                                                  18,055
          6,308   Nintendo Co., Ltd.                                                          708,238
          5,850   Shimano Inc.                                                                145,515
          7,000   Yamaha Corp.                                                                124,077
                                                                                      ---------------
                                                                                            1,131,755
                                                                                      ---------------
                  REGIONAL BANKS
         23,000   77 Bank, Ltd. (The)                                                         183,859
         44,000   Bank of Fukuoka, Ltd. (The)                                                 343,944
         16,000   Bank of Kyoto, Ltd. (The)                                                   176,313
         80,000   Hokuhoku Financial Group, Inc.                                              333,099
         40,000   Nishi-Nippon City Bank,
                   Ltd. (The)                                                                 235,165
                                                                                      ---------------
                                                                                            1,272,380
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  RESTAURANTS
          8,207   Skylark Co., Ltd.                                                   $       135,552
                                                                                      ---------------
                  SEMICONDUCTORS
          2,000   NEC Electronics Corp.                                                        54,008
          6,005   Rohm Co., Ltd.                                                              486,977
                                                                                      ---------------
                                                                                              540,985
                                                                                      ---------------
                  SPECIALTY STORES
          4,300   Shimachu Co., Ltd.                                                          121,634
          9,000   UNY Co., Ltd.                                                               112,110
                                                                                      ---------------
                                                                                              233,744
                                                                                      ---------------
                  STEEL
         19,700   JFE Holdings, Inc.                                                          609,611
        101,000   Kobe Steel, Ltd.                                                            297,611
        258,108   Nippon Steel Corp.                                                          920,321
        153,000   Sumitomo Metal
                   Industries, Ltd.                                                           530,997
                                                                                      ---------------
                                                                                            2,358,540
                                                                                      ---------------
                  TELECOMMUNICATION EQUIPMENT
          4,000   Uniden Corp.                                                                 68,862
                                                                                      ---------------
                  TEXTILES
          5,571   Nisshinbo Industries, Inc.                                                   54,715
         49,608   Teijin Ltd.                                                                 297,042
         70,000   Toray Industries, Inc.                                                      388,459
                                                                                      ---------------
                                                                                              740,216
                                                                                      ---------------
                  TOBACCO
             46   Japan Tobacco Inc.                                                          728,335
                                                                                      ---------------
                  TRUCKS/CONSTRUCTION/
                  FARM MACHINERY
          1,900   Hitachi Construction
                   Machinery Co., Ltd.                                                         36,159
         65,500   Komatsu Ltd.                                                                882,110
         89,000   Kubota Corp.                                                                647,343
                                                                                      ---------------
                                                                                            1,565,612
                                                                                      ---------------
                  WHOLESALE DISTRIBUTORS
         82,051   Itochu Corp.                                                                564,044
         80,550   Marubeni Corporation                                                        376,943
         73,600   Mitsubishi Corp.                                                          1,441,624
         89,000   Mitsui & Co., Ltd.                                                        1,091,416
         54,000   Sumitomo Corporation                                                $       607,851
                                                                                      ---------------
                                                                                            4,081,878
                                                                                      ---------------
                  WIRELESS TELECOMMUNICATIONS
            494   NTT DoCoMo, Inc.                                                            855,308
                                                                                      ---------------
                  TOTAL JAPAN                                                             133,234,513
                                                                                      ---------------
                  LUXEMBOURG^ (0.1%)
                  STEEL
         17,882   Arcelor                                                                     424,665
                                                                                      ---------------
                  MEXICO (0.5%)
                  BEVERAGES: ALCOHOLIC
         14,000   Grupo Modelo, S.A. de C.V.
                   (Series C)                                                                  42,945
                                                                                      ---------------
                  BEVERAGES: NON-ALCOHOLIC
          4,000   Coca-Cola Femsa, S.A. de
                   C.V. (Series L)                                                             10,250
         17,000   Fomento Economico Mexicano,
                   S.A. de C.V. (Units)+                                                      115,288
                                                                                      ---------------
                                                                                              125,538
                                                                                      ---------------
                  BROADCASTING
         57,000   Grupo Televisa S.A.
                   (Series CPO)                                                               205,952
                                                                                      ---------------
                  CONSTRUCTION MATERIALS
         79,000   Cemex S.A. de C.V.
                   (Series CPO) (Units)+                                                      410,304
                                                                                      ---------------
                  DISCOUNT STORES
         50,000   Wal-Mart de Mexico S.A. de
                   C.V. (Series V)                                                            243,195
                                                                                      ---------------
                  HOME BUILDING
          3,000   Urbi, Desarrollos Urbanos,
                   S.A. de C.V.*                                                               18,916
                                                                                      ---------------
                  HOUSEHOLD/PERSONAL CARE
         14,000   Kimberly-Clark de Mexico,
                   S.A. de C.V. (A Shares)                                                     46,304
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
          9,000   Alfa, S.A. (Class A)                                                         52,197
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  MAJOR TELECOMMUNICATIONS
        328,000   Telefonos de Mexico S.A. de
                   C.V. (Series L)                                                    $       328,188
                                                                                      ---------------
                  MISCELLANEOUS MANUFACTURING
         20,000   Grupo Carso S.A. de C.V.
                   (Series A1)                                                                 42,654
                                                                                      ---------------
                  OTHER METALS/MINERALS
         29,000   Grupo Mexico S.A. de C.V.
                   (Series B)                                                                  55,884
                                                                                      ---------------
                  REAL ESTATE DEVELOPMENT
         10,000   Corporacion GEO, S.A. de C.V.
                   (Series B)*                                                                 30,851
                                                                                      ---------------
                  REGIONAL BANKS
          9,000   Grupo Financiero Banorte S.A.
                   de C.V. (O Shares)                                                          76,669
                                                                                      ---------------
                  WIRELESS TELECOMMUNICATIONS
        487,000   America Movil S.A. de C.V.
                   (Series L)                                                                 635,268
                                                                                      ---------------
                  TOTAL MEXICO                                                              2,314,865
                                                                                      ---------------
                  NETHERLANDS^ (3.2%)
                  AEROSPACE & DEFENSE
         11,694   European Aeronautic Defense
                   and Space Co.*                                                             404,926
                                                                                      ---------------
                  AIR FREIGHT/COURIERS
         28,552   TNT NV                                                                      674,062
                                                                                      ---------------
                  BEVERAGES: ALCOHOLIC
         28,134   Heineken NV                                                                 891,133
                                                                                      ---------------
                  CHEMICALS: MAJOR DIVERSIFIED
          5,345   Koninklijke DSM NV                                                          191,929
                                                                                      ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
          4,702   Oce NV                                                                       67,291
                                                                                      ---------------
                  ELECTRONIC PRODUCTION EQUIPMENT
         21,945   ASML Holding NV*                                                            371,131
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
         84,755   ING Groep NV
                   (Share Certificates)                                                     2,444,585
                                                                                      ---------------
                  FOOD: MAJOR DIVERSIFIED
         27,379   Unilever NV
                   (Share Certificates)                                               $     1,927,149
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
         37,526   Koninklijke (Royal) Philips
                   Electronics NV                                                             981,229
                                                                                      ---------------
                  INDUSTRIAL SPECIALTIES
          9,730   Akzo Nobel NV                                                               419,879
                                                                                      ---------------
                  INVESTMENT BANKS/BROKERS
          5,278   Euronext NV                                                                 224,281
                                                                                      ---------------
                  LIFE/HEALTH INSURANCE
         89,622   Aegon NV                                                                  1,348,820
                                                                                      ---------------
                  MAJOR BANKS
         80,011   ABN AMRO Holding NV                                                       1,891,720
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
         82,463   Koninklijke (Royal) KPN NV                                                  782,419
                                                                                      ---------------
                  PERSONNEL SERVICES
          1,070   Vedior NV (Share Certificates)                                               14,293
                                                                                      ---------------
                  PUBLISHING: BOOKS/MAGAZINES
         17,395   Reed Elsevier NV                                                            234,320
          6,552   VNU NV                                                                      208,314
          9,172   Wolters Kluwer NV
                   (Share Certificates)                                                       170,133
                                                                                      ---------------
                                                                                              612,767
                                                                                      ---------------
                  REAL ESTATE DEVELOPMENT
          2,978   Rodamco Europe NV                                                           236,996
                                                                                      ---------------
                  REAL ESTATE INVESTMENT TRUSTS
          3,628   Corio NV                                                                    206,034
          1,478   Wereldhave NV                                                               142,958
                                                                                      ---------------
                                                                                              348,992
                                                                                      ---------------
                  SEMICONDUCTORS
         12,177   STMicroelectronics NV                                                       200,451
                                                                                      ---------------
                  TOTAL NETHERLANDS                                                        14,034,053
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  NEW ZEALAND^ (0.0%)
                  FOREST PRODUCTS
         47,022   Carter Holt Harvey Ltd.                                             $        82,258
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
         23,290   Telecom Corporation of
                   New Zealand Ltd.                                                            95,227
                                                                                      ---------------
                  TOTAL NEW ZEALAND                                                           177,485
                                                                                      ---------------
                  NORWAY^ (0.5%)
                  CHEMICALS: AGRICULTURAL
          7,467   Yara International ASA                                                      122,885
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
         12,353   DNB NOR ASA                                                                 126,293
                                                                                      ---------------
                  FOOD: SPECIALTY/CANDY
         11,900   Orkla ASA                                                                   416,500
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
          6,367   Norsk Hydro ASA                                                             631,437
                                                                                      ---------------
                  INTEGRATED OIL
         26,000   Statoil ASA                                                                 577,194
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
         34,300   Telenor ASA                                                                 334,955
                                                                                      ---------------
                  MISCELLANEOUS MANUFACTURING
            515   Tomra Systems ASA                                                             3,527
                                                                                      ---------------
                  TELECOMMUNICATION EQUIPMENT
          7,100   Tandberg ASA                                                                 69,650
          3,600   Tandberg Television ASA*                                                     44,794
                                                                                      ---------------
                                                                                              114,444
                                                                                      ---------------
                  TOTAL NORWAY                                                              2,327,235
                                                                                      ---------------
                  POLAND^ (0.5%)
                  ALUMINUM
            118   Grupa Kety S.A.                                                               4,687
                                                                                      ---------------
                  INFORMATION TECHNOLOGY SERVICES
          1,033   Prokom Software S.A.                                                         37,752
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
         64,114   Telekomunikacja Polska
                   S.A.                                                                       460,174
                                                                                      ---------------
                  OIL REFINING/MARKETING
         27,725   Polski Koncern Naftowy
                   Orlen S.A.                                                                 490,251
                                                                                      ---------------
                  OTHER METALS/MINERALS
         11,825   KGHM Polska Miedz S.A.                                              $       166,062
                                                                                      ---------------
                  PUBLISHING: NEWSPAPERS
          3,417   Agora S.A.                                                                   64,799
                                                                                      ---------------
                  REGIONAL BANKS
          7,278   Bank Pekao S.A.                                                             344,825
            866   Bank Przemyslowo-Handlowy
                   BPH                                                                        164,861
          2,384   Bank Zachodni WBK S.A.                                                       80,311
         34,656   Powszechna Kasa Oszczednosci
                   Bank Polski S.A.                                                           291,022
                                                                                      ---------------
                                                                                              881,019
                                                                                      ---------------
                  TOTAL POLAND                                                              2,104,744
                                                                                      ---------------
                  PORTUGAL^ (0.2%)
                  CABLE/SATELLITE TV
          2,488   PT Multimedia - Servicos de
                   Telecomunicacoes e
                   Multimedia, SGPS, S.A.                                                      26,601
                                                                                      ---------------
                  ELECTRIC UTILITIES
         34,241   Energias de Portugal, S.A.                                                   96,885
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
         31,476   Portugal Telecom, SGPS, S.A.
                   (Registered Shares)                                                        284,483
                                                                                      ---------------
                  OTHER TRANSPORTATION
         18,426   Brisa-Auto Estradas de Portugal,
                   S.A. (Private Shares)                                                      145,758
                                                                                      ---------------
                  REGIONAL BANKS
         82,362   Banco Comercial Portugues,
                   S.A. (Registered Shares)                                                   208,322
                                                                                      ---------------
                  TOTAL PORTUGAL                                                              762,049
                                                                                      ---------------
                  RUSSIA (1.2%)
                  ELECTRIC UTILITIES
          6,870   RAO Unified Energy System
                   (Registered Shares) (GDR)                                                  243,885
                                                                                      ---------------
                  INTEGRATED OIL
         41,800   Lukoil (Sponsored ADR)                                                    2,299,000
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  OIL & GAS PIPELINES
          5,120   Gazprom (Sponsored ADR)
                   (Registered Shares                                                 $       303,360
                                                                                      ---------------
                  OIL & GAS PRODUCTION
         11,600   Surgutneftegaz
                   (Sponsored ADR)                                                            548,100
          5,300   Tatneft (Sponsored ADR)                                                     336,815
                                                                                      ---------------
                                                                                              884,915
                                                                                      ---------------
                  OTHER METALS/MINERALS
          6,300   JSC MMC Norilsk
                   Nickel (ADR)                                                               463,050
                                                                                      ---------------
                  WIRELESS TELECOMMUNICATIONS
         10,700   Mobile Telesystems
                   (Sponsored ADR)                                                            395,793
         12,700   OAO VimpelCom
                   (Sponsored ADR)*                                                           508,000
                                                                                      ---------------
                                                                                              903,793
                                                                                      ---------------
                  TOTAL RUSSIA                                                              5,098,003
                                                                                      ---------------
                  SINGAPORE^ (1.5%)
                  AEROSPACE & DEFENSE
        113,334   Singapore Technologies
                   Engineering Ltd.                                                           170,703
                                                                                      ---------------
                  AIR FREIGHT/COURIERS
        141,000   Singapore Post Ltd.                                                          95,118
                                                                                      ---------------
                  AIRLINES
         46,000   Singapore Airlines Ltd.                                                     305,218
                                                                                      ---------------
                  COMPUTER PERIPHERALS
          4,843   Creative Technology Ltd.                                                     35,553
                                                                                      ---------------
                  ELECTRONIC COMPONENTS
         23,696   Venture Corp., Ltd.                                                         175,189
                                                                                      ---------------
                  ELECTRONIC PRODUCTION
                  EQUIPMENT
        109,000   STATS ChipPAC Ltd.*                                                          60,747
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
         46,000   Keppel Corp., Ltd.                                                          315,821
                                                                                      ---------------
                  HOSPITAL/NURSING MANAGEMENT
         55,000   Parkway Holdings Ltd.                                                        64,423
                                                                                      ---------------
                  HOTELS/RESORTS/CRUISELINES
          5,962   Overseas Union
                   Enterprise Ltd.                                                    $        34,880
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
         15,000   Fraser & Neave Ltd.                                                         148,954
                                                                                      ---------------
                  INVESTMENT BANKS/BROKERS
         69,479   Singapore Exchange Ltd.                                                     111,026
                                                                                      ---------------
                  MAJOR BANKS
         90,393   DBS Group Holdings Ltd.                                                     817,753
        212,078   Oversea-Chinese Banking
                   Corp., Ltd.                                                                789,931
                                                                                      ---------------
                                                                                            1,607,684
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
        559,632   Singapore Telecommunications
                   Ltd.                                                                       771,274
                                                                                      ---------------
                  MARINE SHIPPING
         42,000   Neptune Orient Lines Ltd.                                                    75,521
                                                                                      ---------------
                  OTHER TRANSPORTATION
        148,068   ComfortDelgro Corp. Ltd.                                                    129,398
                                                                                      ---------------
                  PUBLISHING: NEWSPAPERS
        132,328   Singapore Press Holdings
                   Ltd.                                                                       350,621
                                                                                      ---------------
                  REAL ESTATE DEVELOPMENT
         90,000   Capitaland Ltd.                                                             169,407
         53,455   City Developments Ltd.                                                      278,229
         33,000   Keppel Land Ltd.                                                             74,595
         13,000   Singapore Land Ltd.                                                          39,608
         45,674   United Overseas Land Ltd.                                                    63,175
                                                                                      ---------------
                                                                                              625,014
                                                                                      ---------------
                  REAL ESTATE INVESTMENT TRUSTS
         83,000   Ascendas Real Estate
                   Investment Trust                                                            98,471
         65,700   CapitaMall Trust                                                             89,807
                                                                                      ---------------
                                                                                              188,278
                                                                                      ---------------
                  REGIONAL BANKS
         97,489   United Overseas Bank Ltd.                                                   796,321
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  SEMICONDUCTORS
         98,000   Chartered Semiconductor
                   Manufacturing Ltd.*                                                $        61,264
                                                                                      ---------------
                  SPECIALTY STORES
         10,032   Jardine Cycle & Carriage
                   Ltd.                                                                        62,414
                                                                                       ---------------
                  TRUCKS/CONSTRUCTION/
                  FARM MACHINERY
         73,512   SembCorp Industries Ltd.                                                    117,119
         48,000   SembCorp Marine Ltd.                                                         77,849
                                                                                      ---------------
                                                                                              194,968
                                                                                      ---------------
                  TOTAL SINGAPORE                                                           6,380,389
                                                                                      ---------------
                  SPAIN^ (2.9%)
                  APPAREL/FOOTWEAR RETAIL
          6,981   Industria de Diseno Textil,
                   S.A.                                                                       206,601
                                                                                      ---------------
                  BANKING
         29,305   Banco Popular Espanol S.A.                                                  355,866
                                                                                      ---------------
                  CABLE/SATELLITE TV
          1,829   Antena 3 Television S.A.                                                     35,551
                                                                                      ---------------
                  ELECTRIC UTILITIES
         24,774   Endesa, S.A.                                                                616,237
         20,312   Iberdrola S.A.                                                              543,674
          5,241   Union Fenosa, S.A.                                                          173,546
                                                                                      ---------------
                                                                                            1,333,457
                                                                                      ---------------
                  ENGINEERING & CONSTRUCTION
          1,044   Acciona S.A.                                                                114,214
          9,117   ACS, Actividades de
                   Construccion y Servicios,
                   S.A.                                                                       260,644
          7,130   Cintra Concesiones de
                   Infraestructuras de
                   Transporte S.A.                                                             84,535
          1,148   Fomento de Construcciones y
                   Contratas S.A.                                                              62,981
          2,329   Grupo Ferrovial, S.A.                                                       172,007
                                                                                      ---------------
                                                                                              694,381
                                                                                      ---------------
                  GAS DISTRIBUTORS
         44,584   Gas Natural SDG, S.A.                                                     1,218,175
                                                                                      ---------------
                  INFORMATION TECHNOLOGY SERVICES
          2,223   Indra Sistemas S.A.                                                 $        45,564
                                                                                      ---------------
                  INTEGRATED OIL
         31,955   Repsol YPF, S.A.                                                            952,615
                                                                                      ---------------
                  MAJOR BANKS
        104,008   Banco Bilbao Vizcaya
                   Argentaria, S.A.                                                         1,832,848
        145,833   Banco Santander Central
                   Hispano S.A.                                                             1,860,054
                                                                                      ---------------
                                                                                            3,692,902
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
        197,798   Telefonica S.A.                                                           3,155,859
                                                                                      ---------------
                  OTHER TRANSPORTATION
         13,967   Abertis Infraestructuras
                   S.A.                                                                       381,717
                                                                                      ---------------
                  REAL ESTATE DEVELOPMENT
          2,582   Sacyr Vallehermoso S.A.                                                      68,410
                                                                                      ---------------
                  STEEL
          6,511   Acerinox, S.A.                                                               85,307
                                                                                      ---------------
                  TOBACCO
         10,812   Altadis, S.A.                                                               458,812
                                                                                      ---------------
                  WATER UTILITIES
          5,779   Sociedad General de Aguas de
                   Barcelona, S.A. (Class A)                                                  133,292
                                                                                      ---------------
                  TOTAL SPAIN                                                              12,818,509
                                                                                      ---------------
                  SWEDEN^ (1.9%)
                  ADVERTISING/MARKETING SERVICES
          4,500   Eniro AB                                                                     49,172
                                                                                      ---------------
                  APPAREL/FOOTWEAR RETAIL
         13,400   Hennes & Mauritz AB
                   (B Shares)                                                                 434,860
                                                                                      ---------------
                  BROADCASTING
          1,400   Modern Times Group MTG AB
                   (B Shares)*                                                                 53,538
                                                                                      ---------------
                  ELECTRONICS/APPLIANCES
          8,600   Electrolux AB (Series B)                                                    200,254
                                                                                      ---------------
                  ENGINEERING & CONSTRUCTION
         16,080   Skanska AB (B Shares)                                                       225,169
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  HOUSEHOLD/PERSONAL CARE
          6,986   Svenska Cellulosa AB
                   (B Shares)                                                         $       235,474
                                                                                      ---------------
                  INDUSTRIAL MACHINERY
            950   Alfa Laval AB                                                                18,001
         13,800   Assa Abloy AB (B Shares)                                                    197,509
         15,160   Atlas Copco AB (A Shares)                                                   276,839
         10,107   Atlas Copco AB (B Shares)                                                   165,024
          8,509   Sandvik AB                                                                  409,087
                                                                                      ---------------
                                                                                            1,066,460
                                                                                      ---------------
                  INFORMATION TECHNOLOGY SERVICES
         14,375   WM-data AB (B Shares)                                                        39,539
                                                                                      ---------------
                  LIFE/HEALTH INSURANCE
         21,962   Skandia Forsakrings AB                                                      109,465
                                                                                      ---------------
                  MAJOR BANKS
         20,200   Skandinaviska Enskilda
                   Banken AB (A Shares)                                                       376,724
         33,300   Svenska Handelsbanken
                   AB (A Shares)                                                              759,044
                                                                                      ---------------
                                                                                            1,135,768
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
          6,855   Tele2 AB (B Shares)                                                          64,966
         70,848   TeliaSonera AB                                                              345,961
                                                                                      ---------------
                                                                                              410,927
                                                                                      ---------------
                  MEDICAL SPECIALTIES
          7,000   Getinge AB (B Shares)                                                        87,432
                                                                                      ---------------
                  METAL FABRICATIONS
         11,408   SKF AB (B Shares)                                                           143,994
                                                                                      ---------------
                  MISCELLANEOUS COMMERCIAL
                  SERVICES
          2,800   Securitas AB (B Shares)                                                      42,549
                                                                                      ---------------
                  PULP & PAPER
          2,250   Holmen AB (B Shares)                                                         65,535
                                                                                      ---------------
                  REGIONAL BANKS
        117,984   Nordea Bank AB                                                            1,155,738
                                                                                      ---------------
                  STEEL
          1,600   SSAB Svenskt Stal AB
                   (Series A)                                                                  47,728
                                                                                      ---------------
                  TELECOMMUNICATION EQUIPMENT
        636,552   Telefonaktiebolaget LM
                   Ericsson (B Shares)                                                $     2,088,273
                                                                                      ---------------
                  TOBACCO
         23,400   Swedish Match AB                                                            265,958
                                                                                      ---------------
                  TRUCKS/CONSTRUCTION/FARM
                  MACHINERY
          4,200   Scania AB (B Shares)                                                        141,375
          4,357   Volvo AB (A Shares)                                                         172,820
          9,130   Volvo AB (B Shares)                                                         375,540
                                                                                      ---------------
                                                                                              689,735
                                                                                      ---------------
                  TOTAL SWEDEN                                                              8,547,568
                                                                                      ---------------
                  SWITZERLAND^ (5.8%)
                  BIOTECHNOLOGY
            450   Serono SA (B Shares)                                                        291,474
                                                                                      ---------------
                  BUILDING PRODUCTS
            170   Geberit AG (Registered
                   Shares)                                                                    117,749
            360   Schindler Holding AG                                                        137,219
                                                                                      ---------------
                                                                                              254,968
                                                                                      ---------------
                  CHEMICALS: AGRICULTURAL
          3,875   Syngenta AG*                                                                415,499
                                                                                      ---------------
                  CHEMICALS: SPECIALTY
          2,531   Ciba Specialty Chemicals AG
                   (Registered Shares)                                                        145,434
          8,124   Clariant AG (Registered
                   Shares)*                                                                   108,431
          1,344   Lonza Group AG
                   (Registered Shares)                                                         77,438
                                                                                      ---------------
                                                                                              331,303
                                                                                      ---------------
                  COMPUTER PERIPHERALS
          3,537   Logitech International SA
                   (Registered Shares)*                                                       135,302
                                                                                      ---------------
                  CONSTRUCTION MATERIALS
          6,880   Holcim Ltd. (Registered
                   Shares)                                                                    428,167
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
          1,634   Kudelski S.A. - Bearer                                              $        57,939
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
         45,488   UBS AG
                   (Registered Shares)                                                      3,862,328
                                                                                      ---------------
                  FOOD: MAJOR DIVERSIFIED
         18,112   Nestle S.A. (Registered
                   Shares)                                                                  5,392,565
                                                                                      ---------------
                  HOUSEHOLD/PERSONAL CARE
            257   Givaudan S.A. (Registered
                   Shares)                                                                    165,713
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
         72,235   ABB Ltd.*                                                                   557,732
                                                                                      ---------------
                  MAJOR BANKS
         33,023   Credit Suisse Group
                   (Registered Shares)                                                      1,461,175
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
            898   Swisscom AG
                   (Registered Shares)                                                        295,750
                                                                                      ---------------
                  MEDICAL SPECIALTIES
          1,121   Nobel Biocare Holding AG                                                    258,508
            506   Straumann AG
                   (Registered Shares)                                                        117,984
          2,379   Synthes, Inc.                                                               251,858
                                                                                      ---------------
                                                                                              628,350
                                                                                      ---------------
                  MISCELLANEOUS COMMERCIAL
                  SERVICES
             22   SGS SA                                                                       16,216
                                                                                      ---------------
                  MULTI-LINE INSURANCE
          2,287   Zurich Financial Services AG
                   (Registered Shares)*                                                       390,214
                                                                                      ---------------
                  OTHER CONSUMER SPECIALTIES
         15,723   Compagnie Financiere
                   Richemont AG
                   (Series A) (Units)+                                                        598,511
          1,010   Swatch Group AG
                   (B Shares)                                                                 140,035
          2,074   Swatch Group AG
                   (Registered Shares)                                                         58,978
                                                                                      ---------------
                                                                                              797,524
                                                                                      ---------------
                  PERSONNEL SERVICES
            288   Adecco S.A.
                   (Registered Shares)                                                $        12,284
                                                                                      ---------------
                  PHARMACEUTICALS: MAJOR
         97,564   Novartis AG (Registered
                   Shares)                                                                  5,249,552
         29,680   Roche Holding AG                                                          4,435,338
                                                                                      ---------------
                                                                                            9,684,890
                                                                                      ---------------
                  PROPERTY - CASUALTY INSURERS
          3,068   Swiss Re (Registered
                   Shares)                                                                    207,214
                                                                                      ---------------
                  SPECIALTY STORES
             82   Valora Holding AG*                                                           14,628
                                                                                      ---------------
                  TOTAL SWITZERLAND                                                        25,401,235
                                                                                      ---------------
                  TURKEY^ (0.5%)
                  BEVERAGES: ALCOHOLIC
          1,403   Anadolu Efes Biracilik ve
                   Malt Sanayii A.S.                                                           34,235
                                                                                      ---------------
                  ELECTRONICS/APPLIANCES
         11,931   Arcelik A.S.                                                                 71,042
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
         29,092   Haci Omer Sabanci
                   Holding A.S.                                                               135,731
                                                                                      ---------------
                  FOOD RETAIL
          8,375   Migros Turk TAS                                                              73,122
                                                                                      ---------------
                  INDUSTRIAL SPECIALTIES
          3,014   Trakya Cam Sanayii A.S.                                                      10,652
          8,987   Turk Sise ve Cam
                   Fabrikalari A.S.                                                            25,790
                                                                                      ---------------
                                                                                               36,442
                                                                                      ---------------
                  MISCELLANEOUS MANUFACTURING
         25,818   Dogan Sirketler Grubu
                   Holding A.S.*                                                               64,611
                                                                                      ---------------
                  MOTOR VEHICLES
          7,260   Ford Otomotiv Sanayi A.S.                                                    51,826
         20,812   Koc Holding A.S.                                                             77,712
                                                                                      ---------------
                                                                                              129,538
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  OIL REFINING/MARKETING
          8,590   Tupras-Turkiye Petrol
                   Rafinerileri A.S.                                                  $       146,741
                                                                                      ---------------
                  PUBLISHING: NEWSPAPERS
         15,971   Dogan Yayin Holding A.S.*                                                    40,400
          9,074   Hurriyet Gazetecilik ve
                   Matbaacilik A.S.                                                            25,505
                                                                                      ---------------
                                                                                               65,905
                                                                                      ---------------
                  REGIONAL BANKS
         49,772   Akbank T.A.S.                                                               309,263
         75,651   Turkiye Garanti Bankasi
                   A.S.*                                                                      224,823
         52,983   Turkiye Is Bankasi                                                          366,891
         25,367   Yapi ve Kredi Bankasi
                   A.S.*                                                                       94,672
                                                                                      ---------------
                                                                                              995,649
                                                                                      ---------------
                  STEEL
         27,936   Eregli Demir ve Celik
                   Fabrikalari T.A.S.                                                         151,021
                                                                                      ---------------
                  WIRELESS TELECOMMUNICATIONS
         29,038   Turkcell Iletisim
                   Hizmetleri A.S.                                                            152,478
                                                                                      ---------------
                  TOTAL TURKEY                                                              2,056,515
                                                                                      ---------------
                  UNITED KINGDOM^ (20.7%)
                  ADVERTISING/MARKETING SERVICES
         33,860   Aegis Group PLC                                                              74,614
         29,397   WPP Group PLC                                                               289,071
         19,564   Yell Group PLC                                                              153,159
                                                                                      ---------------
                                                                                              516,844
                                                                                      ---------------
                  AEROSPACE & DEFENSE
        134,654   BAE Systems PLC                                                             787,282
         45,739   Cobham PLC                                                                  124,592
         21,391   Meggitt PLC                                                                 114,489
         77,640   Rolls-Royce Group PLC*                                                      501,633
      2,637,464   Rolls-Royce Group PLC
                   (B Shares)*                                                                  4,668
                                                                                      ---------------
                                                                                            1,532,664
                                                                                      ---------------
                  AIR FREIGHT/COURIERS
         18,532   Exel PLC                                                                    395,622
                                                                                      ---------------
                  AIRLINES
         28,167   British Airways PLC*                                                $       150,578
                                                                                      ---------------
                  BEVERAGES: ALCOHOLIC
        153,943   Diageo PLC                                                                2,275,320
                                                                                      ---------------
                  BROADCASTING
        115,203   ITV PLC                                                                     211,965
                                                                                      ---------------
                  CABLE/SATELLITE TV
         33,369   British Sky Broadcasting
                   Group PLC                                                                  301,242
                                                                                      ---------------
                  CASINO/GAMING
        102,502   Hilton Group PLC                                                            615,118
         26,261   William Hill PLC                                                            248,283
                                                                                      ---------------
                                                                                              863,401
                                                                                      ---------------
                  CATALOG/SPECIALTY DISTRIBUTION
         27,935   GUS PLC                                                                     416,599
                                                                                      ---------------
                  CHEMICALS: MAJOR DIVERSIFIED
         41,554   Imperial Chemical
                   Industries PLC                                                             211,482
          7,691   Johnson Matthey PLC                                                         159,290
                                                                                      ---------------
                                                                                              370,772
                                                                                      ---------------
                  CHEMICALS: SPECIALTY
         17,506   BOC Group PLC                                                               344,913
                                                                                      ---------------
                  COMMERCIAL PRINTING/FORMS
         22,605   De La Rue PLC                                                               156,054
                                                                                      ---------------
                  CONSTRUCTION MATERIALS
         23,219   BPB PLC                                                                     300,436
         25,178   Hanson PLC                                                                  255,194
                                                                                      ---------------
                                                                                              555,630
                                                                                      ---------------
                  CONTAINERS/PACKAGING
         19,535   Rexam PLC                                                                   166,401
                                                                                      ---------------
                  DEPARTMENT STORES
         48,886   Marks & Spencer Group PLC                                                   361,095
          7,683   Next PLC                                                                    181,303
                                                                                      ---------------
                                                                                              542,398
                                                                                      ---------------
                  DRUGSTORE CHAINS
         28,826   Boots Group PLC                                                             314,041
                                                                                      ---------------
                  ELECTRIC UTILITIES
        124,638   National Grid PLC                                                         1,139,574
         39,791   Scottish & Southern
                   Energy PLC                                                                 690,267
         84,468   Scottish Power PLC                                                          826,822
                                                                                      ---------------
                                                                                            2,656,663
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
         59,525   Invensys PLC*                                                       $        13,691
                                                                                      ---------------
                  ELECTRONICS/APPLIANCE STORES
         57,918   DSG International PLC                                                       147,541
          7,934   Kesa Electricals PLC                                                         33,687
                                                                                      ---------------
                                                                                              181,228
                                                                                      ---------------
                  ENGINEERING & CONSTRUCTION
         10,369   AMEC PLC                                                                     62,552
         22,393   Balfour Beatty PLC                                                          120,701
                                                                                      ---------------
                                                                                              183,253
                                                                                      ---------------
                  FINANCIAL CONGLOMERATES
        177,237   Lloyds TSB Group PLC                                                      1,452,939
                                                                                      ---------------
                  FINANCIAL PUBLISHING/SERVICES
         44,509   Reuters Group PLC                                                           282,850
                                                                                      ---------------
                  FOOD RETAIL
         51,189   Sainsbury (J) PLC                                                           252,802
        275,137   Tesco PLC                                                                 1,464,688
                                                                                      ---------------
                                                                                            1,717,490
                                                                                      ---------------
                  FOOD: MAJOR DIVERSIFIED
        140,360   Unilever PLC                                                              1,422,958
                                                                                      ---------------
                  FOOD: SPECIALTY/CANDY
         95,939   Cadbury Schweppes PLC                                                       944,213
         33,674   Tate & Lyle PLC                                                             276,109
                                                                                      ---------------
                                                                                            1,220,322
                                                                                      ---------------
                  GAS DISTRIBUTORS
         98,100   Centrica PLC                                                                414,367
                                                                                      ---------------
                  HOME BUILDING
          7,542   Barratt Developments PLC                                                    100,928
          3,439   Bellway PLC                                                                  52,932
          3,603   Berkeley Group Holdings PLC
                   (The) (Units)+*                                                             55,489
          8,489   Persimmon PLC                                                               129,536
         18,448   Taylor Woodrow PLC                                                          102,212
         12,333   Wimpey (George) PLC                                                          89,229
                                                                                      ---------------
                                                                                              530,326
                                                                                      ---------------
                  HOME IMPROVEMENT CHAINS
         35,013   Kingfisher PLC                                                              131,312
                                                                                      ---------------
                  HOTELS/RESORTS/CRUISELINES
         11,013   Carnival PLC                                                        $       558,684
         29,968   InterContinental Hotels
                   Group PLC                                                                  374,264
                                                                                      ---------------
                                                                                              932,948
                                                                                      ---------------
                  HOUSEHOLD/PERSONAL CARE
         44,678   Reckitt Benckiser PLC                                                     1,350,038
                                                                                      ---------------
                  INDUSTRIAL CONGLOMERATES
         22,818   Smiths Group PLC                                                            368,391
         39,781   Tomkins PLC                                                                 185,242
                                                                                      ---------------
                                                                                              553,633
                                                                                      ---------------
                  INDUSTRIAL MACHINERY
          8,278   FKI PLC                                                                      14,948
                                                                                      ---------------
                  INDUSTRIAL SPECIALTIES
         75,386   Pilkington PLC                                                              204,545
                                                                                      ---------------
                  INFORMATION TECHNOLOGY SERVICES
         37,547   LogicaCMG PLC                                                                94,378
         25,072   Misys PLC                                                                    91,104
                                                                                      ---------------
                                                                                              185,482
                                                                                      ---------------
                  INTEGRATED OIL
        133,464   BG Group PLC                                                              1,171,069
        775,195   BP PLC                                                                    8,579,172
        165,371   Royal Dutch Shell PLC
                   (A Shares)                                                               5,100,038
        127,378   Royal Dutch Shell PLC
                   (B Shares)                                                               4,155,346
                                                                                      ---------------
                                                                                           19,005,625
                                                                                      ---------------
                  LIFE/HEALTH INSURANCE
         81,479   Friends Provident PLC                                                       254,207
         73,058   Prudential PLC                                                              613,001
                                                                                      ---------------
                                                                                              867,208
                                                                                      ---------------
                  MAJOR BANKS
        234,920   Barclays PLC                                                              2,327,338
        127,354   HBOS PLC                                                                  1,880,120
        402,240   HSBC Holdings PLC                                                         6,329,498
        100,993   Royal Bank of Scotland
                   Group PLC                                                                2,795,944
                                                                                      ---------------
                                                                                           13,332,900
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  MAJOR TELECOMMUNICATIONS
        325,199   BT Group PLC                                                        $     1,227,373
        103,922   Cable & Wireless PLC                                                        212,289
                                                                                      ---------------
                                                                                            1,439,662
                                                                                      ---------------
                  MARINE SHIPPING
         13,971   Associated British Ports
                   Holdings PLC                                                               135,368
         41,850   Peninsular & Oriental Steam
                   Navigation Co. (The)                                                       299,084
                                                                                      ---------------
                                                                                              434,452
                                                                                      ---------------
                  MEDICAL SPECIALTIES
         28,638   Smith & Nephew PLC                                                          242,307
                                                                                      ---------------
                  MISCELLANEOUS COMMERCIAL
                  SERVICES
         23,723   BBA Group PLC                                                               122,118
         47,360   Brambles Industries PLC                                                     273,508
          4,573   Davis Service Group
                   PLC (The)                                                                   36,896
         20,627   GKN PLC                                                                     101,599
         28,792   Group 4 Securicor PLC                                                        76,644
        148,006   Rentokil Initial PLC                                                        402,162
         38,257   Serco Group PLC                                                             179,540
                                                                                      ---------------
                                                                                            1,192,467
                                                                                      ---------------
                  MISCELLANEOUS MANUFACTURING
         17,854   IMI PLC                                                                     133,743
                                                                                      ---------------
                  MOTOR VEHICLES
          2,453   TI Automotive Ltd.*                                                               0
                                                                                      ---------------
                  MOVIES/ENTERTAINMENT
         25,394   EMI Group PLC                                                                96,094
         38,588   Rank Group PLC                                                              202,195
                                                                                      ---------------
                                                                                              298,289
                                                                                      ---------------
                  MULTI-LINE INSURANCE
        106,902   Aviva PLC                                                                 1,262,176
        268,555   Legal & General Group
                   PLC                                                                        509,879
        109,314   Royal & Sun Alliance Insurance
                   Group PLC                                                                  186,317
                                                                                      ---------------
                                                                                            1,958,372
                                                                                      ---------------
                  OTHER METALS/MINERALS
         48,579   Anglo American PLC                                                  $     1,435,043
         85,251   BHP Billiton PLC                                                          1,255,923
         36,936   Rio Tinto PLC                                                             1,410,747
                                                                                      ---------------
                                                                                            4,101,713
                                                                                      ---------------
                  OTHER TRANSPORTATION
          7,008   Arriva PLC                                                                   71,460
         50,540   BAA PLC                                                                     548,829
         17,827   FirstGroup PLC                                                              103,430
         27,544   Stagecoach Group PLC                                                         52,247
                                                                                      ---------------
                                                                                              775,966
                                                                                      ---------------
                  PACKAGED SOFTWARE
         55,520   Sage Group PLC (The)                                                        211,047
                                                                                      ---------------
                  PERSONNEL SERVICES
         56,325   Capita Group PLC                                                            388,616
        136,112   Hays PLC                                                                    275,890
                                                                                      ---------------
                                                                                              664,506
                                                                                      ---------------
                  PHARMACEUTICALS: MAJOR
         68,248   AstraZeneca PLC                                                           3,062,865
        230,846   GlaxoSmithKline PLC                                                       6,005,264
                                                                                      ---------------
                                                                                            9,068,129
                                                                                      ---------------
                  PUBLISHING: BOOKS/MAGAZINES
          8,057   EMAP PLC                                                                    116,582
         24,012   Pearson PLC                                                                 266,936
         37,897   Reed Elsevier PLC                                                           345,911
                                                                                      ---------------
                                                                                              729,429
                                                                                      ---------------
                  PUBLISHING: NEWSPAPERS
          9,639   Daily Mail and General Trust                                                106,813
          8,734   United Business Media
                   PLC                                                                         82,867
                                                                                      ---------------
                                                                                              189,680
                                                                                      ---------------
                  PULP & PAPER
         16,053   Bunzl PLC                                                                   160,443
                                                                                      ---------------
                  RAILROADS
          6,707   National Express Group
                   PLC                                                                         97,525
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  REAL ESTATE DEVELOPMENT
         35,201   British Land Company PLC                                            $       554,576
         19,302   Hammerson PLC                                                               304,768
         30,808   Land Securities Group PLC                                                   757,474
         17,019   Liberty International PLC                                                   280,317
         27,279   Slough Estates PLC                                                          244,823
                                                                                      ---------------
                                                                                            2,141,958
                                                                                      ---------------
                  RESTAURANTS
        132,837   Compass Group PLC                                                           446,778
         22,633   Enterprise Inns PLC                                                         312,026
         33,830   Mitchells & Butlers PLC                                                     217,240
         16,193   Punch Taverns PLC                                                           209,386
         16,518   Whitbread PLC                                                               274,633
                                                                                      ---------------
                                                                                            1,460,063
                                                                                      ---------------
                  SEMICONDUCTORS
         44,751   ARM Holdings PLC                                                             86,151
                                                                                      ---------------
                  SPECIALTY STORES
          9,191   MFI Furniture Group PLC                                                      13,339
         46,574   Signet Group PLC                                                             83,821
                                                                                      ---------------
                                                                                               97,160
                                                                                      ---------------
                  STEEL
        155,105   Corus Group PLC                                                             131,143
                                                                                      ---------------
                  TOBACCO
         45,441   British American Tobacco PLC                                                999,949
         19,317   Imperial Tobacco Group PLC                                                  553,929
                                                                                      ---------------
                                                                                            1,553,878
                                                                                      ---------------
                  WATER UTILITIES
         23,582   Kelda Group PLC                                                             290,381
         20,637   Severn Trent PLC                                                            349,598
                                                                                      ---------------
                                                                                              639,979
                                                                                      ---------------
                  WHOLESALE DISTRIBUTORS
         23,760   Electrocomponents PLC                                                        95,903
         24,211   Wolseley PLC                                                                492,441
                                                                                      ---------------
                                                                                              588,344
                                                                                      ---------------
                  WIRELESS TELECOMMUNICATIONS
      2,375,633   Vodafone Group PLC                                                        6,234,384
                                                                                      ---------------
                  TOTAL UNITED KINGDOM                                                     90,399,960
                                                                                      ---------------
                  TOTAL COMMON STOCKS
                   (COST $343,289,987)                                                    425,957,141
                                                                                      ---------------
                  PREFERRED STOCKS (1.1%)
                  BRAZIL (0.9%)
                  AEROSPACE & DEFENSE
         11,422   Empresa Brasileira de
                   Aeronautica S.A.                                                   $       110,071
                                                                                      ---------------
                  BEVERAGES: ALCOHOLIC
        561,692   Companhia de Bebidas
                   das Americas                                                               200,301
                                                                                      ---------------
                  CONTAINERS/PACKAGING
         20,500   Klabin S.A.                                                                  39,146
                                                                                      ---------------
                  ELECTRIC UTILITIES
      3,772,027   Centrais Eletricas Brasileiras
                   S.A. (Class B)                                                              65,162
      3,324,000   Companhia Energetica
                   de Minas Gerais                                                            121,045
                                                                                      ---------------
                                                                                              186,207
                                                                                      ---------------
                  FOOD RETAIL
            500   Companhia Brasileira de
                   Distribuicao Grupo Pao de
                   Acucar (Sponsored ADR)                                                      13,780
                                                                                      ---------------
                  FOOD: MEAT/FISH/DAIRY
         16,500   Sadia S.A.                                                                   40,741
                                                                                      ---------------
                  INTEGRATED OIL
         74,004   Petroleo Brasileiro S.A.                                                  1,058,562
                                                                                      ---------------
                  MAJOR TELECOMMUNICATIONS
      7,939,010   Brasil Telecom
                   Participacoes S.A.                                                          64,695
                                                                                      ---------------
                  OTHER METALS/MINERALS
         18,777   Companhia Vale do Rio Doce
                   (Class A)                                                                  691,192
                                                                                      ---------------
                  PERSONNEL SERVICES
          9,556   Contax Participacoes S.A.                                                     7,214
                                                                                      ---------------
                  PULP & PAPER
         14,988   Aracruz Celulose S.A.
                   (B Shares)                                                                  57,774
          2,768   Votorantim Celulose
                   e Papel S.A.                                                                33,189
                                                                                      ---------------
                                                                                               90,963
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
     SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                  REGIONAL BANKS
          6,000   Banco Bradesco S.A.                                                 $       308,820
         14,330   Banco Itau Holding
                   Financeira S.A.                                                            343,072
          2,650   Unibanco-Uniao de
                   Bancos Brasileiros
                   S.A. (GDR) (Units)+                                                        138,595
                                                                                      ---------------
                                                                                              790,487
                                                                                      ---------------
                  SPECIALTY TELECOMMUNICATIONS
      4,139,422   Embratel Participacoes
                   S.A.*                                                                        9,963
          9,556   Tele Norte Leste
                   Participacoes S.A.                                                         167,287
                                                                                      ---------------
                                                                                              177,250
                                                                                      ---------------
                  STEEL
         55,500   Caemi Mineracao e
                   Metalurgia S.A.                                                             88,236
        485,504   Companhia Siderurgica de
                   Tubarao                                                                     29,754
          7,500   Gerdau S.A.                                                                 101,719
          3,500   Usinas Siderurgicas de
                   Minas Gerais S.A.
                   (Class A)                                                                   70,706
                                                                                      ---------------
                                                                                              290,415
                                                                                      ---------------
                  WIRELESS TELECOMMUNICATIONS
          2,712   Tele Centro Oeste                                                            24,087
          5,711   Telesp Celular
                   Participacoes S.A.*                                                         20,290
                                                                                      ---------------
                                                                                               44,377
                                                                                      ---------------
                  TOTAL BRAZIL                                                              3,805,401
                                                                                      ---------------
                  GERMANY^ (0.1%)
                  BROADCASTING
          1,963   ProSiebenSat.1 Media AG                                                      33,833
                                                                                      ---------------
                  HOUSEHOLD/PERSONAL CARE
          1,974   Henkel KGaA - Vorzug                                                        170,137
                                                                                      ---------------
                  MOTOR VEHICLES
            150   Porsche AG                                                          $       108,125
          2,455   Volkswagen AG                                                                99,765
                                                                                      ---------------
                                                                                              207,890
                                                                                      ---------------
                  TOTAL GERMANY                                                               411,860
                                                                                      ---------------
                  RUSSIA (0.1%)
                  OIL & GAS PRODUCTION
           5,600  Surgutneftegaz
                   (Sponsored ADR)                                                            416,080
                                                                                      ---------------
                  TOTAL PREFERRED STOCKS
                   (COST $2,630,241)                                                        4,633,341
                                                                                      ---------------
TOTAL INVESTMENTS
 (COST $345,920,228) (a) (b)                                              98.5%           430,590,482
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                               1.5              6,550,613
                                                                         -----        ---------------
NET ASSETS                                                               100.0%       $   437,141,095
                                                                         =====        ===============

----------
    ADR  AMERICAN DEPOSITARY RECEIPT.
    GDR  GLOBAL DEPOSITARY RECEIPT.
    *    NON-INCOME PRODUCING SECURITY.
    ** COMPRISED OF SECURITIES IN SEPARATE ENTITIES THAT ARE TRADED AS A SINGLE STAPLED SECURITY. WI SECURITY RECEIVED ON A WHEN-ISSUED BASIS.
    + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
    ^ SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $418,838,867 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
    (a) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $78,247,928 IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS AND OPEN FUTURES CONTRACTS.
    (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $352,658,656. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $91,409,930 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $13,478,104 RESULTING IN NET UNREALIZED APPRECIATION OF $77,931,826.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2005:

                                                                                               UNREALIZED
NUMBER OF                             DESCRIPTION, DELIVERY           UNDERYLING FACE         APPRECIATION
CONTRACTS        LONG/SHORT               MONTH AND YEAR              AMOUNT AT VALUE        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
   29               Long              EURX DAX Index Future            $   4,281,489           $  (93,786)
                                      December/2005
   11               Long              TOPIX Index Future                   1,370,510               52,468
                                      December/2005
                                                                                               ----------
         NET UNREALIZED DEPRECIATION                                                           $  (41,318)
                                                                                               ==========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 2005:

                                                                                               UNREALIZED
     CONTRACTS                       IN EXCHANGE                    DELIVERY                  APPRECIATION
    TO DELIVER                           FOR                          DATE                   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
JPY   898,160,484                  $     8,263,050                  11/17/05                  $   530,886
JPY   649,488,263                  $     5,775,000                  11/17/05                      183,627
JPY   171,890,772                  $     1,524,435                  11/17/05                       44,647
JPY 1,724,726,670                  $    15,169,100                  11/17/05                      321,119
$       7,565,000                  JPY 869,778,310                  11/17/05                      (77,175)
EUR     6,200,664                  $     7,645,977                  12/15/05                      195,569
$       2,336,642                  EUR   1,896,117                  12/15/05                      (58,363)
$         309,670                  EUR     250,989                  12/15/05                       (8,094)
$      19,617,060                  EUR  15,913,509                  12/15/05                     (496,183)
$      21,253,246                  EUR  17,232,408                  12/15/05                     (547,646)
$       6,709,714                  EUR   5,444,650                  12/15/05                     (167,695)
EUR       770,175                  $       949,418                  12/15/05                       24,014
$      13,980,061                  EUR  11,329,704                  12/15/05                     (366,856)
EUR    41,535,543                  $    51,154,759                  12/15/05                    1,247,728
$       3,027,793                  JPY 331,587,265                  12/15/05                     (163,480)
JPY   195,037,265                  $     1,776,975                  12/15/05                       92,206
JPY   136,550,000                  $     1,245,479                  12/15/05                       65,935
JPY   530,857,671                  $     4,637,000                  01/20/06                       31,259
                                                                                               ----------
         NET UNREALIZED APPRECIATION                                                           $  851,498
                                                                                               ==========

CURRENCY ABBREVIATIONS:

EUR    Euro.
JPY    Japanese Yen.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

SUMMARY OF INVESTMENTS - OCTOBER 31, 2005

                                                            PERCENT OF
INDUSTRY                                       VALUE        NET ASSETS
----------------------------------------------------------------------
Major Banks                                $  59,115,208       13.5%
Integrated Oil                                31,724,534        7.3
Pharmaceuticals: Major                        26,297,527        6.0
Major Telecommunications                      16,889,072        3.9
Motor Vehicles                                15,658,934        3.6
Financial Conglomerates                       15,652,277        3.6
Electric Utilities                            14,398,151        3.3
Real Estate Development                       13,073,780        3.0
Industrial Conglomerates                      10,585,836        2.4
Other Metals/Minerals                         10,469,762        2.4
Electronic Equipment/
 Instruments                                   9,936,758        2.3
Food: Major Diversified                        9,527,153        2.2
Multi-Line Insurance                           9,449,163        2.2
Wireless
 Telecommunications                            8,825,608        2.0
Regional Banks                                 7,295,193        1.7
Telecommunication
 Equipment                                     6,861,405        1.6
Food Retail                                    5,869,234        1.3
Investment Banks/Brokers                       5,659,057        1.3
Wholesale Distributors                         5,167,309        1.2
Chemicals: Specialty                           4,991,710        1.1
Beverages: Alcoholic                           4,734,488        1.1
Construction Materials                         4,469,241        1.0
Engineering & Construction                     4,381,309        1.0
Oil & Gas Production                           4,341,954        1.0
Industrial Machinery                           4,321,653        1.0
Gas Distributors                               4,044,479        0.9
Steel                                          3,997,611        0.9
Property - Casualty Insurers                   3,828,145        0.9
Life/Health Insurance                          3,799,683        0.9
Chemicals: Major Diversified                   3,676,023        0.8
Pharmaceuticals: Other                         3,613,971        0.8
Finance/Rental/Leasing                         3,566,419        0.8
Electronics/Appliances                         3,543,935        0.8
Railroads                                      3,527,024        0.8
Household/Personal Care                        3,376,578        0.8
Tobacco                                        3,042,555        0.7
Oil Refining/Marketing                         2,933,814        0.7
Electrical Products                            2,794,012        0.6
Electronic Components                      $   2,740,450        0.6%
Home Building                                  2,606,251        0.6
Aerospace & Defense                            2,589,067        0.6
Information Technology
 Services                                      2,526,663        0.6
Trucks/Construction/
 Farm Machinery                                2,509,095        0.6
Miscellaneous Commercial
 Services                                      2,447,648        0.6
Food: Specialty/Candy                          2,387,241        0.5
Department Stores                              2,320,565        0.5
Air Freight/Couriers                           2,277,559        0.5
Industrial Specialties                         2,251,872        0.5
Other Transportation                           2,174,821        0.5
Packaged Software                              2,055,705        0.5
Auto Parts: O.E.M                              2,023,978        0.5
Apparel/Footwear Retail                        1,966,196        0.4
Building Products                              1,806,659        0.4
Hotels/Resorts/Cruiselines                     1,722,596        0.4
Restaurants                                    1,649,766        0.4
Publishing: Books/Magazines                    1,642,411        0.4
Medical Specialties                            1,632,120        0.4
Marine Shipping                                1,571,700        0.4
Pulp & Paper                                   1,546,011        0.3
Apparel/Footwear                               1,444,935        0.3
Metal Fabrications                             1,434,745        0.3
Real Estate Investment
 Trusts                                        1,397,399        0.3
Automotive Aftermarket                         1,323,857        0.3
Electronic Production
 Equipment                                     1,268,440        0.3
Casino/Gaming                                  1,266,241        0.3
Recreational Products                          1,131,755        0.3
Broadcasting                                   1,096,190        0.2
Water Utilities                                1,022,794        0.2
Semiconductors                                 1,017,693        0.2
Airlines                                         907,999        0.2
Media Conglomerates                              857,933        0.2
Commercial Printing/Forms                        833,030        0.2
Other Consumer Specialties                       814,678        0.2
Publishing: Newspapers                           792,823        0.2

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                            PERCENT OF
INDUSTRY                                       VALUE        NET ASSETS
----------------------------------------------------------------------
Personnel Services                         $     766,335        0.2%
Electronics/Appliance Stores                     764,894        0.2
Advertising/Marketing
 Services                                        744,298        0.2
Textiles                                         740,216        0.2
Computer Processing
 Hardware                                        676,253        0.2
Chemicals: Agricultural                          636,997        0.1
Miscellaneous Manufacturing                      630,840        0.1
Containers/Packaging                             614,188        0.1
Movies/Entertainment                             599,249        0.1
Internet Software/Services                       589,474        0.1
Specialty Stores                                 581,038        0.1
Biotechnology                                    464,961        0.1
Food: Meat/Fish/Dairy                            425,485        0.1
Catalog/Specialty
 Distribution                                    416,599        0.1
Cable/Satellite TV                               363,394        0.1
Banking                                          355,866        0.1
Oil & Gas Pipelines                              327,993        0.1
Drugstore Chains                                 314,041        0.1
Medical/Nursing Services                         305,022        0.1
Beverages: Non-Alcoholic                         300,953        0.1
Other Consumer Services                          289,685        0.1
Financial Publishing/
 Services                                        282,850        0.1
Aluminum                                         280,018        0.1
Precious Metals                            $     248,523        0.1%
Tools/Hardware                                   244,260        0.1
Discount Stores                                  243,195        0.1
Food Distributors                                239,545        0.1
Office Equipment/Supplies                        226,604        0.0
Specialty
 Telecommunications                              189,520        0.0
Computer Peripherals                             170,855        0.0
Hospital/Nursing
 Management                                      157,343        0.0
Investment Trusts/
 Mutual Funds                                    153,692        0.0
Medical Distributors                             143,226        0.0
Home Improvement Chains                          131,312        0.0
Agricultural Commodities/
 Milling                                         111,955        0.0
Trucking                                          97,488        0.0
Forest Products                                   82,258        0.0
Consumer Sundries                                 69,732        0.0
Oilfield Services/Equipment                       58,811        0.0
Data Processing Services                          52,063        0.0
                                           -------------      -----
                                           $ 430,590,482*      98.5%
                                           =============      =====

----------
     * DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH UNDERLYING FACE AMOUNT OF $5,651,999 WITH NET UNREALIZED DEPRECIATION OF $41,318 AND OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED APPRECIATION OF $851,498.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005

ASSETS:
Investments in securities, at value (cost $345,920,228)                 $  430,590,482
Cash (including $1,559,002 in foreign currency, at value with cost of
  $1,563,838 and $2,475,273 in segregation)                                  4,034,275
Unrealized appreciation on open forward foreign currency contracts           2,736,990
Receivable for:
    Investments sold                                                         4,623,179
    Dividends                                                                  672,431
    Shares of beneficial interest sold                                         443,289
    Foreign withholding taxes reclaimed                                        162,072
Prepaid expenses and other assets                                               34,834
                                                                        --------------
    TOTAL ASSETS                                                           443,297,552
                                                                        --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts           1,885,492
Payable for:
    Investments purchased                                                    2,235,105
    Shares of beneficial interest redeemed                                     821,871
    Compensated forward foreign currency contracts                             410,042
    Investment advisory fee                                                    242,572
    Distribution fee                                                           183,983
    Administration fee                                                          29,855
    Transfer agent fee                                                          11,705
Payable to bank                                                                186,605
Accrued expenses and other payables                                            149,227
                                                                        --------------
    TOTAL LIABILITIES                                                        6,156,457
                                                                        --------------
    NET ASSETS                                                          $  437,141,095
                                                                        ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                         $  499,097,016
Net unrealized appreciation                                                 85,455,042
Accumulated undistributed net investment income                              2,670,996
Accumulated net realized loss                                             (150,081,959)
                                                                        --------------
    NET ASSETS                                                          $  437,141,095
                                                                        ==============
CLASS A SHARES:
Net Assets                                                              $  115,679,921
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   10,810,247
    NET ASSET VALUE PER SHARE                                           $        10.70
                                                                        ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                     $        11.29
                                                                        ==============
CLASS B SHARES:
Net Assets                                                              $  163,974,375
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   15,545,035
    NET ASSET VALUE PER SHARE                                           $        10.55
                                                                        ==============
CLASS C SHARES:
Net Assets                                                              $   22,855,511
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    2,168,136
    NET ASSET VALUE PER SHARE                                           $        10.54
                                                                        ==============
CLASS D SHARES:
Net Assets                                                              $  134,631,288
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   12,508,672
    NET ASSET VALUE PER SHARE                                           $        10.76
                                                                        ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005

NET INVESTMENT INCOME:
INCOME
Dividends (net of $899,329 foreign withholding tax)                     $   11,080,031
Interest                                                                       634,887
                                                                        --------------
    TOTAL INCOME                                                            11,714,918
                                                                        --------------
EXPENSES
Investment advisory fee                                                      2,963,511
Distribution fee (Class A shares)                                              253,659
Distribution fee (Class B shares)                                            1,852,326
Distribution fee (Class C shares)                                              239,691
Transfer agent fees and expenses                                               837,580
Administration fee                                                             364,740
Custodian fees                                                                 205,682
Shareholder reports and notices                                                152,459
Professional fees                                                               88,149
Registration fees                                                               64,999
Trustees' fees and expenses                                                      5,632
Other                                                                          119,070
                                                                        --------------
    TOTAL EXPENSES                                                           7,147,498
                                                                        --------------
    NET INVESTMENT INCOME                                                    4,567,420
                                                                        --------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
Investments                                                                 27,475,768
Futures contracts                                                            4,753,478
Foreign exchange transactions                                                 (408,538)
                                                                        --------------
    NET REALIZED GAIN                                                       31,820,708
                                                                        --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                 37,254,407
Futures contracts                                                             (162,349)
Translation of forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                           (322,339)
                                                                        --------------
    NET APPRECIATION                                                        36,769,719
                                                                        --------------
    NET GAIN                                                                68,590,427
                                                                        --------------
NET INCREASE                                                            $   73,157,847
                                                                        ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE YEAR       FOR THE YEAR
                                                                          ENDED              ENDED
                                                                    OCTOBER 31, 2005    OCTOBER 31, 2004
                                                                    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $      4,567,420    $      1,584,158
Net realized gain                                                         31,820,708          15,527,795
Net change in unrealized appreciation                                     36,769,719          46,522,794
                                                                    ----------------    ----------------

    NET INCREASE                                                          73,157,847          63,634,747
                                                                    ----------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                            (1,047,932)           (765,430)
Class B shares                                                              (769,484)         (1,153,468)
Class C shares                                                              (106,040)           (145,401)
Class D shares                                                            (2,076,588)         (1,794,154)
                                                                    ----------------    ----------------

    TOTAL DIVIDENDS                                                       (4,000,044)         (3,858,453)
                                                                    ----------------    ----------------

Net decrease from transactions in shares of beneficial interest          (77,996,207)        (40,776,673)
                                                                    ----------------    ----------------

    NET INCREASE (DECREASE)                                               (8,838,404)         18,999,621

NET ASSETS:
Beginning of period                                                      445,979,499         426,979,878
                                                                    ----------------    ----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$2,670,996 AND $2,046,837, RESPECTIVELY)                            $    437,141,095    $    445,979,499
                                                                    ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective June 1, 2005, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets in excess of $1 billion.

For the period November 1, 2004 to May 31, 2005, the Fund paid the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the Fund's daily net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.05% of the average daily net assets of the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,429,474 at October 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $341,984 and $2,396, respectively and received $51,277 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2005 aggregated $93,916,888 and $151,515,852, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                              FOR THE YEAR                   FOR THE YEAR
                                                  ENDED                          ENDED
                                            OCTOBER 31, 2005               OCTOBER 31, 2004
                                      ----------------------------    ----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                      ------------   -------------    ------------   -------------
CLASS A SHARES
Sold                                     3,595,078   $  36,126,830       5,568,257   $  48,803,046
Conversion from Class B                  1,883,593      18,568,503              --              --
Reinvestment of dividends                  104,282       1,035,517          88,825         753,234
Redeemed                                (3,882,885)    (39,231,669)     (4,442,745)    (38,827,899)
                                      ------------   -------------    ------------   -------------
Net increase -- Class A                  1,700,068      16,499,181       1,214,337      10,728,381
                                      ------------   -------------    ------------   -------------
CLASS B SHARES
Sold                                     1,622,872      16,071,848       2,029,109      17,561,668
Conversion to Class A                   (1,903,425)    (18,568,503)             --              --
Reinvestment of dividends                   69,959         689,091         123,296       1,036,918
Redeemed                                (5,633,706)    (56,144,759)     (6,691,618)    (57,927,196)
                                      ------------   -------------    ------------   -------------
Net decrease -- Class B                 (5,844,300)    (57,952,323)     (4,539,213)    (39,328,610)
                                      ------------   -------------    ------------   -------------
CLASS C SHARES
Sold                                       214,201       2,116,614         284,158       2,452,466
Reinvestment of dividends                    9,864          97,057          16,051         134,827
Redeemed                                  (763,836)     (7,543,916)       (806,681)     (6,943,031)
                                      ------------   -------------    ------------   -------------
Net decrease -- Class C                   (539,771)     (5,330,245)       (506,472)     (4,355,738)
                                      ------------   -------------    ------------   -------------
CLASS D SHARES
Sold                                     1,200,361      12,017,377       3,339,028      29,357,682
Reinvestment of dividends                  177,714       1,770,033         177,395       1,507,858
Redeemed                                (4,437,463)    (45,000,230)     (4,380,962)    (38,686,246)
                                      ------------   -------------    ------------   -------------
Net decrease -- Class D                 (3,059,388)    (31,212,820)       (864,539)     (7,820,706)
                                      ------------   -------------    ------------   -------------
Net decrease in Fund                    (7,743,391)  $ (77,996,207)     (4,695,887)  $ (40,776,673)
                                      ============   =============    ============   =============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the securities underlying the futures contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2005, investments in securities of issuers in Japan and United Kingdom represented 30.5% and 20.7% respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At October 31, 2005, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR       FOR THE YEAR
                                                        ENDED              ENDED
                                                  OCTOBER 31, 2005   OCTOBER 31, 2004
                                                  ----------------   ----------------
Ordinary income                                    $   4,000,044        $ 3,858,453
                                                   =============        ===========

As of October 31, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                      $   4,471,172
Undistributed long-term gains                                 --
                                                   -------------
Net accumulated earnings                               4,471,172
Foreign tax credit pass-through                          896,571
Capital loss carryforward*                          (144,220,196)
Temporary differences                                   (943,176)
Net unrealized appreciation                           77,839,708
                                                   -------------
Total accumulated losses                           $ (61,955,921)
                                                   =============

*During the year ended October 31, 2005, the Fund utilized $28,351,612 of its net capital loss carryforward. As of October 31, 2005, the Fund had a net capital loss carryforward of $144,220,196 of which $89,773,119 will expire on October 31, 2010 and $54,447,077 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2005, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,673, accumulated net realized loss was charged $54,110 and accumulated undistributed net investment income was credited $56,783.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------------
                                                    2005             2004             2003             2002             2001
                                                ------------     ------------     ------------     ------------     ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       9.19     $       8.03     $       6.70     $       7.77     $      10.29
                                                ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income^                                0.13             0.06             0.08             0.04             0.06
  Net realized and unrealized gain (loss)               1.50             1.20             1.33            (1.03)           (2.07)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             1.63             1.26             1.41            (0.99)           (2.01)
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.12)           (0.10)           (0.08)           (0.08)               -
  Net realized gain                                        -                -                -                -            (0.51)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.12)           (0.10)           (0.08)           (0.08)           (0.51)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $      10.70     $       9.19     $       8.03     $       6.70     $       7.77
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                          17.65%           15.89%           21.31%          (12.93)%         (20.36)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.30%            1.57%            1.58%            1.56%            1.46%(2)
Net investment income                                   1.27%            0.67%            1.02%            0.54%            0.73%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    115,680     $     83,766     $     63,422     $     44,373     $     37,974
Portfolio turnover rate                                   22%              33%              43%              39%              37%

----------
^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------------------------
                                                    2005             2004             2003            2002             2001
                                                ------------     ------------     ------------    ------------     ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       9.06     $       7.93     $       6.58    $       7.62     $      10.19
                                                ------------     ------------     ------------    ------------     ------------
Income (loss) from investment operations:
  Net investment income (loss)^                         0.05            (0.01)            0.01           (0.02)            0.00
  Net realized and unrealized gain (loss)               1.48             1.19             1.34           (1.02)           (2.06)
                                                ------------     ------------     ------------    ------------     ------------
Total income (loss) from investment
 operations                                             1.53             1.18             1.35           (1.04)           (2.06)
                                                ------------     ------------     ------------    ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.04)           (0.05)               -               -                -
  Net realized gain                                        -                -                -               -            (0.51)
                                                ------------     ------------     ------------    ------------     ------------
Total dividends and distributions                      (0.04)           (0.05)               -               -            (0.51)
                                                ------------     ------------     ------------    ------------     ------------

Net asset value, end of period                  $      10.55     $       9.06     $       7.93    $       6.58     $       7.62
                                                ============     ============     ============    ============     ============

TOTAL RETURN+                                          16.88%           14.87%           20.52%         (13.65)%         (21.08)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                2.05%            2.33%            2.37%           2.32%            2.24%(2)
Net investment income (loss)                            0.52%           (0.09)%           0.23%          (0.22)%          (0.06)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    163,974     $    193,796     $    205,544    $    217,216     $    340,158
Portfolio turnover rate                                   22%              33%              43%             39%              37%

----------
^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------------
                                                    2005             2004             2003             2002             2001
                                                ------------     ------------     ------------     ------------     ------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       9.06     $       7.92     $       6.59     $       7.62     $      10.19
                                                ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income (loss)^                         0.05            (0.01)            0.01            (0.01)           (0.01)
  Net realized and unrealized gain (loss)               1.47             1.20             1.33            (1.02)           (2.05)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             1.52             1.19             1.34            (1.03)           (2.06)
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.04)           (0.05)           (0.01)               -                -
  Net realized gain                                        -                -                -                -            (0.51)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.04)           (0.05)           (0.01)               -            (0.51)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $      10.54     $       9.06     $       7.92     $       6.59     $       7.62
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                          16.81%           15.03%           20.40%          (13.52)%         (21.08)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                2.05%            2.31%            2.37%            2.18%            2.24%(2)
Net investment income (loss)                            0.52%           (0.07)%           0.23%           (0.08)%          (0.06)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     22,856     $     24,527     $     25,471     $     26,195     $     39,079
Portfolio turnover rate                                   22%              33%              43%              39%              37%

----------
^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------------
                                                    2005             2004             2003             2002             2001
                                                ------------     ------------     ------------     ------------     ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       9.24     $       8.07     $       6.73     $       7.80     $      10.32
                                                ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income^                                0.15             0.08             0.08             0.06             0.08
  Net realized and unrealized gain (loss)               1.51             1.20             1.36            (1.04)           (2.09)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             1.66             1.28             1.44            (0.98)           (2.01)
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.14)           (0.11)           (0.10)           (0.09)               -
  Net realized gain                                        -                -                -                -            (0.51)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.14)           (0.11)           (0.10)           (0.09)           (0.51)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $      10.76     $       9.24     $       8.07     $       6.73     $       7.80
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                          18.03%           15.97%           21.68%          (12.70)%         (20.30)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.05%            1.33%            1.37%            1.32%            1.24%(2)
Net investment income                                   1.52%            0.91%            1.23%            0.78%            0.94%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    134,631     $    143,890     $    132,544     $    120,329     $    124,065
Portfolio turnover rate                                   22%              33%              43%              39%              37%

----------
^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY INTERNATIONAL FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 19, 2005

MORGAN STANLEY INTERNATIONAL FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                                                           IN FUND
                                              TERM OF                                      COMPLEX
                                POSITION(S)  OFFICE AND                                    OVERSEEN
   NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)         BY       OTHER DIRECTORSHIPS HELD BY
     INDEPENDENT TRUSTEE        REGISTRANT  TIME SERVED*      DURING PAST 5 YEARS**       TRUSTEE***            TRUSTEE
------------------------------- ----------- ------------- ------------------------------- ----------- -----------------------------
Michael Bozic (64)              Trustee     Since April   Private Investor; Director or   197         Director of various
c/o Kramer Levin Naftalis &                 1994          Trustee of the Retail Funds                 business organizations.
Frankel LLP                                               (since April 1994) and the
Counsel to the Independent                                Institutional Funds (since
Trustees                                                  July 2003); formerly Vice
1177 Avenue of the Americas                               Chairman of Kmart Corporation
New York, NY 10036                                        (December 1998-October 2000),
                                                          Chairman and Chief Executive
                                                          Officer of Levitz Furniture
                                                          Corporation (November
                                                          1995-November 1998) and
                                                          President and Chief Executive
                                                          Officer of Hills Department
                                                          Stores (May 1991-July 1995);
                                                          formerly variously Chairman,
                                                          Chief Executive Officer,
                                                          President and Chief Operating
                                                          Officer (1987-1991) of the
                                                          Sears Merchandise Group of
                                                          Sears, Roebuck & Co.

Edwin J. Garn (73)              Trustee     Since         Consultant; Director or         197         Director of Franklin Covey
1031 N. Chartwell Court                     January 1993  Trustee of the Retail Funds                 (time management systems),
Salt Lake City, UT 84103                                  (since January 1993) and the                BMW Bank of North America,
                                                          Institutional Funds (since                  Inc. (industrial loan
                                                          July 2003); member of the                   corporation), Escrow Bank
                                                          Utah Regional Advisory Board                USA (industrial loan
                                                          of Pacific Corp. (utility                   corporation), United Space
                                                          company); formerly Managing                 Alliance (joint venture
                                                          Director of Summit Ventures                 between Lockheed Martin and
                                                          LLC (2000-2004) (lobbying and               the Boeing Company) and
                                                          consulting firm); United                    Nuskin Asia Pacific
                                                          States Senator (R-Utah)                     (multilevel marketing);
                                                          (1974-1992) and Chairman,                   member of the board of
                                                          Senate Banking Committee                    various civic and
                                                          (1980-1986), Mayor of Salt                  charitable organizations.
                                                          Lake City, Utah (1971-1974),
                                                          Astronaut, Space Shuttle
                                                          Discovery (April 12-19,
                                                          1985), and Vice Chairman,
                                                          Huntsman Corporation
                                                          (chemical company).

Wayne E. Hedien (71)            Trustee     Since         Retired; Director or Trustee    197         Director of The PMI Group
c/o Kramer Levin Naftalis &                 September     of the Retail Funds (since                  Inc. (private mortgage
Frankel LLP                                 1997          September 1997) and the                     insurance); Trustee and
Counsel to the Independent                                Institutional Funds (since                  Vice Chairman of The Field
Trustees                                                  July 2003); formerly                        Museum of Natural History;
1177 Avenue of the Americas                               associated with the Allstate                director of various other
New York, NY 10036                                        Companies (1966-1994), most                 business and charitable
                                                          recently as Chairman of The                 organizations.
                                                          Allstate Corporation (March
                                                          1993-December 1994) and
                                                          Chairman and Chief Executive
                                                          Officer of its wholly-owned
                                                          subsidiary, Allstate
                                                          Insurance Company (July
                                                          1989-December 1994).

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                                                           IN FUND
                                              TERM OF                                      COMPLEX
                                POSITION(S)  OFFICE AND                                    OVERSEEN
   NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)         BY       OTHER DIRECTORSHIPS HELD BY
     INDEPENDENT TRUSTEE        REGISTRANT  TIME SERVED*      DURING PAST 5 YEARS**       TRUSTEE***            TRUSTEE
------------------------------- ----------- ------------- ------------------------------- ----------- -----------------------------
Dr. Manuel H. Johnson (56)      Trustee     Since July    Senior Partner, Johnson Smick   197         Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.               1991          International, Inc., a                      construction); Director of
888 16th Street, NW                                       consulting firm; Chairman of                KFX Energy; Director of RBS
Suite 740                                                 the Audit Committee and                     Greenwich Capital Holdings
Washington, D.C. 20006                                    Director or Trustee of the                  (financial holding company).
                                                          Retail Funds (since July
                                                          1991) and the Institutional
                                                          Funds (since July 2003);
                                                          Co-Chairman and a founder of
                                                          the Group of Seven Council
                                                          (G7C), an international
                                                          economic commission; formerly
                                                          Vice Chairman of the Board of
                                                          Governors of the Federal
                                                          Reserve System and Assistant
                                                          Secretary of the U.S.
                                                          Treasury.

Joseph J. Kearns (63)           Trustee     Since July    President, Kearns &             198         Director of Electro Rent
c/o Kearns & Associates LLC                 2003          Associates LLC (investment                  Corporation (equipment
PMB754                                                    consulting); Deputy Chairman                leasing), The Ford Family
23852 Pacific Coast Highway                               of the Audit Committee and                  Foundation, and the UCLA
Malibu, CA 90265                                          Director or Trustee of the                  Foundation.
                                                          Retail Funds (since July
                                                          2003) and the Institutional
                                                          Funds (since August 1994);
                                                          previously Chairman of the
                                                          Audit Committee of the
                                                          Institutional Funds (October
                                                          2001-July 2003); formerly CFO
                                                          of the J. Paul Getty Trust.

Michael E. Nugent (69)          Trustee     Since July    General Partner of Triumph      197
c/o Triumph Capital, L.P.                   1991          Capital, L.P., a private
445 Park Avenue                                           investment partnership;
New York, NY 10022                                        Chairman of the Insurance
                                                          Committee and Director or
                                                          Trustee of the Retail Funds
                                                          (since July 1991) and the
                                                          Institutional Funds (since
                                                          July 2001); formerly Vice
                                                          President, Bankers Trust
                                                          Company and BT Capital
                                                          Corporation (1984-1988).

Fergus Reid (73)                Trustee     Since July    Chairman of Lumelite Plastics   198         Trustee and Director of
c/o Lumelite Plastics                       2003          Corporation; Chairman of the                certain investment
Corporation                                               Governance Committee and                    companies in the JPMorgan
85 Charles Colman Blvd.                                   Director or Trustee of the                  Funds complex managed by
Pawling, NY 12564                                         Retail Funds (since July                    J.P. Morgan Investment
                                                          2003) and the Institutional                 Management Inc.
                                                          Funds (since June 1992).

INTERESTED TRUSTEES:

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                                                           IN FUND
                                              TERM OF                                      COMPLEX
                                POSITION(S)  OFFICE AND                                    OVERSEEN
   NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)         BY       OTHER DIRECTORSHIPS HELD BY
      INTERESTED TRUSTEE        REGISTRANT  TIME SERVED*      DURING PAST 5 YEARS**       TRUSTEE***            TRUSTEE
------------------------------- ----------- ------------- ------------------------------- ----------- -----------------------------
Charles A. Fiumefreddo (72)     Chairman    Since July    Chairman and Director or        197         None
c/o Morgan Stanley Trust        of          1991          Trustee of the Retail Funds
Harborside Financial Center,    the Board                 (since July 1991) and the
Plaza Two,                      and                       Institutional Funds (since
Jersey City, NJ 07311           Trustee                   July 2003); formerly Chief
                                                          Executive Officer of the
                                                          Retail Funds (until September
                                                          2002).

James F. Higgins (57)           Trustee     Since June    Director or Trustee of the      197         Director of AXA Financial,
c/o Morgan Stanley Trust                    2000          Retail Funds (since June                    Inc. and The Equitable Life
Harborside Financial Center,                              2000) and the Institutional                 Assurance Society of the
Plaza Two,                                                Funds (since July 2003);                    United States (financial
Jersey City, NJ 07311                                     Senior Advisor of Morgan                    services).
                                                          Stanley (since August 2000);
                                                          Director of the Distributor
                                                          and Dean Witter Realty Inc.;
                                                          previously President and
                                                          Chief Operating Officer of
                                                          the Private Client Group of
                                                          Morgan Stanley (May 1999-
                                                          August 2000), and President
                                                          and Chief Operating Officer
                                                          of Individual Securities of
                                                          Morgan Stanley (February
                                                          1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                               TERM OF
                             POSITION(S)     OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH       LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT     TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------- -------------- ---------------- -----------------------------------------------------------------------
Ronald E. Robison (66)      President      Since May 2003   President (since September 2005) and Principal Executive Officer of
1221 Avenue of the          and                             funds in the Fund Complex (since May 2003); Managing Director of
Americas                    Principal                       Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing
New York, NY 10020          Executive                       Director and Director of Morgan Stanley Investment Management Inc.,
                            Officer                         Morgan Stanley Distribution Inc. and Morgan Stanley Distributors
                                                            Inc.; Managing Director, Chief Administrative Officer and Director of
                                                            Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services
                                                            Company Inc.; Chief Executive Officer and Director of Morgan Stanley
                                                            Trust; Director of Morgan Stanley SICAV (since May 2004); President
                                                            (since September 2005) and Principal Executive Officer (since May
                                                            2003) of the Van Kampen Funds; previously, Executive Vice President
                                                            (July 2003-September 2005) of funds in the Fund Complex and the Van
                                                            Kampen Funds. He was also previously President and Director of the
                                                            Institutional Funds (March 2001-July 2003), Chief Global Operations
                                                            Officer of Morgan Stanley Investment Management Inc. and Chief
                                                            Executive Officer and Chairman of Van Kampen Investor Services.

Joseph J. McAlinden (62)    Vice           Since July       Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the          President      1995             Adviser and Morgan Stanley Investment Management Inc.; Chief
Americas                                                    Investment Officer of the Van Kampen Funds; Vice President of the
New York, NY 10020                                          Institutional Funds (since July 2003) and the Retail Funds (since
                                                            July 1995).

Barry Fink (50)             Vice           Since            General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the          President      February 1997    December 2000) of Morgan Stanley Investment Management; Managing
Americas                                                    Director (since December 2000), Secretary (since February 1997) and
New York, NY 10020                                          Director of the Investment Adviser and the Administrator; Vice
                                                            President of the Retail Funds; Assistant Secretary of Morgan Stanley
                                                            DW; Vice President of the Institutional Funds (since July 2003);
                                                            Managing Director, Secretary and Director of the Distributor;
                                                            previously Secretary (February 1997-July 2003) and General Counsel
                                                            (February 1997-April 2004) of the Retail Funds; Vice President and
                                                            Assistant General Counsel of the Investment Adviser and the
                                                            Administrator (February 1997-December 2001).

Amy R. Doberman (43)        Vice           Since July       Managing Director and General Counsel, U.S. Investment Management;
1221 Avenue of the          President      2004             Managing Director of Morgan Stanley Investment Management Inc. and
Americas                                                    the Investment Adviser, Vice President of the Institutional and
New York, NY 10020                                          Retail Funds (since July 2004); Vice President of the Van Kampen
                                                            Funds (since August 2004); previously, Managing Director and General
                                                            Counsel -- Americas, UBS Global Asset Management (July 2000-July 2004)
                                                            and General Counsel, Aeltus Investment Management, Inc. (January
                                                            1997-July 2000).

Carsten Otto (41)           Chief          Since October    Executive Director and U.S. Director of Compliance for Morgan Stanley
1221 Avenue of the          Compliance     2004             Investment Management (since October 2004); Executive Director of the
Americas                    Officer                         Investment Adviser and Morgan Stanley Investment Management Inc.;
New York, NY 10020                                          formerly Assistant Secretary and Assistant General Counsel of the
                                                            Morgan Stanley Retail Funds.

                                               TERM OF
                             POSITION(S)     OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH       LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT     TIME SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------- -------------- ---------------- -----------------------------------------------------------------------
Stefanie V. Chang (38)      Vice           Since July       Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the          President      2003             Stanley Investment Management Inc. and the Investment Adviser; Vice
Americas                                                    President of the Institutional Funds (since December 1997) and the
New York, NY 10020                                          Retail Funds (since July 2003); formerly practiced law with the New
                                                            York law firm of Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)       Treasurer      Treasurer        Executive Director of the Investment Adviser and the Administration
c/o Morgan Stanley Trust    and Chief      since            (since December 2001); previously, Vice President of the Retail Funds
Harborside Financial        Financial      July 2003 and    (September 2002-July 2003); Vice President of the Investment Adviser
Center,                     Officer        Chief            and the Administrator (August 2000-November 2001).
Plaza Two,                                 Financial
Jersey City, NJ 07311                      Officer since
                                           September 2002

Thomas F. Caloia (59)       Vice           Since July       Executive Director (since December 2002) and Assistant Treasurer of
c/o Morgan Stanley Trust    President      2003             the Investment Adviser, the Distributor and the Administrator;
Harborside Financial                                        previously Treasurer of the Retail Funds (April 1989-July 2003);
Center,                                                     formerly First Vice President of the Investment Adviser, the
Plaza Two,                                                  Distributor and the Administrator.
Jersey City, NJ 07311

Mary E. Mullin (38)         Secretary      Since July       Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the                         2003             Stanley Investment Management Inc. and the Investment Adviser;
Americas                                                    Secretary of the Institutional Funds (since June 1999) and the Retail
New York, NY 10020                                          Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
                                                            Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          Of the amounts paid by the Fund during the fiscal year ended October 31, 2005 that were reported as ordinary dividends, 100% qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

          Additionally, the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.02 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.05 per share with respect to this election.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2005 Morgan Stanley

[MORGAN STANLEY LOGO]

36075RPT-RA05-01060P-Y10/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                              INTERNATIONAL FUND


                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2005


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2005

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                    $ 32,787               N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                       $    540(2)           $   (2)
                   TAX FEES                                 $  7,001(3)           $   (4)
                   ALL OTHER FEES                           $      -              $  -
              TOTAL NON-AUDIT FEES                          $  7,541              $

              TOTAL                                         $ 40,328              $

           2004

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                    $ 31,217                     N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                       $    452(2)          $ 5,067,400(2)
                   TAX FEES                                 $  6,084(3)          $   545,053(4)
                   ALL OTHER FEES                           $      -             $         -(5)
              TOTAL NON-AUDIT FEES                          $  6,536             $ 5,612,453

              TOTAL                                         $ 37,753             $ 5,612,453

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

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     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005